As filed with the Securities and Exchange Commission on January 30, 2004
                                 Securities Act Registration No. 333- ________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. _____ Post-Effective Amendment No. _____
--------------------------------------------------------------------------------
                                JNL SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 (517) 381-5500
                  (Registrant's Area Code and Telephone Number)

                                 1 Corporate Way
                             Lansing, Michigan 48951
                    (Address of Principal Executive Offices)
 -------------------------------------------------------------------------------
Name and Address of Agent for Service:   With Copies and All Correspondence to:
Susan S. Rhee, Esq.                      Christopher S. Petito, Esq.
Associate General Counsel                Audrey L. Cheng, Esq.
JNL Series Trust                         Jorden Burt LLP
1 Corporate Way                          1025 Thomas Jefferson Street, N.W.
Lansing, Michigan 48951                  Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective under the Securities Act of 1933, as amended.

Calculation of Registration Fee under the Securities Act of 1933:

TITLE OF SECURITIES BEING REGISTERED
Shares of:
         JNL/PPM America Balanced Fund
         JNL/PPM America High Yield Bond Fund

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on [March 1], 2004, pursuant to Rule 488 under the Securities Act of 1933, as amended.

 [LOGO]


                                JNL SERIES TRUST
                       JNL/SALOMON BROTHERS BALANCED FUND
                    JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

                                                             March [9], 2004
Dear Valued Contract Owner:

     I am writing to ask for your vote on important matters concerning your investment in certain funds within your variable annuity contract. Although you are not a shareholder of JNL Series Trust ("Trust"), you have allocated some or all of your account/contract value to JNL/Salomon Brothers Balanced Fund and/or JNL/Salomon Brothers High Yield Bond Fund of the Trust (each an "Acquired Fund" and together, the "Acquired Funds") that are proposed to be reorganized into JNL/PPM America Balanced Fund and/or JNL/PPM America High Yield Bond Fund (each an "Acquiring Fund" and together, the "Acquiring Funds"), respectively. As a result, you have the right to instruct the life insurance company that issued your contract (Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York) how the shares of the Acquired Funds held by your life insurance company should be voted at the special shareholders meeting (together with any adjournments thereof, the "Meeting") that has been called to consider and vote on the PLAN OF REORGANIZATION (the "Plan") pursuant to which the Acquired Funds will be reorganized into the Acquiring Funds (the "Reorganization").

     The Reorganization is part of a restructuring designed to eliminate the offering of overlapping investments with similar investment objectives and investment strategies that serve as funding vehicles for variable annuity contracts issued by Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York and for certain qualified retirement plans. Shares of the Acquired Funds are also sold to certain funds of the Trust organized as fund of funds. The Reorganization is also intended to address the problem of the Acquired Funds' low level of net assets, resulting in inefficiencies and disproportionate costs of operating the Acquired Funds because of their small size.

     THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION.

     Enclosed are the following documents:

          o    Notice  of  Special  Meeting  of  Shareholders   (which  provides
               information   about  the  Meeting   and  the  voting   procedures
               involved);

          o    Prospectus/Proxy   Statement  for  the  Meeting  (which  provides
               comprehensive information on the issues to be considered at the Meeting);

          o Annual Report to Shareholders of the Trust for the fiscal year ended December 31, 2003 showing financial information for the Acquired Funds and Acquiring Funds as of that date (from which information is incorporated by reference into the Prospectus/Proxy Statement and Statement of Additional Information);

          o Voting Instruction Card for each Acquired Fund for which you are entitled to provide voting instructions; and

          o    a postage-paid return envelope.

     We encourage you to review thoroughly each of the items for which you are eligible to provide voting instructions. Once you have determined how you would like to vote, please mark your preferences on your voting instruction card(s), sign and date each card and mail each to us in the enclosed postage-paid return envelope.

     We appreciate your taking the time to respond on this important matter. A prompt response will help to ensure that your interests are represented.

                                           Sincerely yours,


                                           /s/ Thomas J. Meyer
                                           THOMAS J. MEYER
                                           Secretary
                                           JNL Series Trust

                                JNL SERIES TRUST
                                 1 CORPORATE WAY
                             LANSING, MICHIGAN 48951
                                 (517) 381-5500

                                    NOTICE OF
                       SPECIAL MEETING OF SHAREHOLDERS OF

                                JNL SERIES TRUST
                       JNL/SALOMON BROTHERS BALANCED FUND
                    JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

                     TO BE HELD ON WEDNESDAY, APRIL 21, 2004
                                 10:00 A.M. EST

TO CONTRACT OWNERS:

     NOTICE IS HEREBY GIVEN that a special meeting of the shareholders of JNL/Salomon Brothers Balanced Fund and JNL/Salomon Brothers High Yield Bond Fund (each an "Acquired Fund" and together, the "Acquired Funds") listed above will be held at 10:00 a.m., Eastern Standard Time, on April 21, 2004, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof (the "Meeting"). The Meeting is being held to consider and vote on a PLAN OF REORGANIZATION (the "Plan") pursuant to which the Acquired Funds will be reorganized into two funds of JNL Series Trust (the "Trust"), as well as any other business that may properly come before the Meeting or an adjournment. Only shareholders of the Acquired Funds are entitled to vote on this matter and approval or disapproval of the Plan will be done separately for the two Acquired Funds, as follows:

          o PROPOSAL 1: Shareholders of the JNL/Salomon Brothers Balanced Fund will vote to approve or disapprove the Plan, including the reorganization of that fund into the JNL/PPM America Balanced Fund;

          o PROPOSAL 2: Shareholders of the JNL/Salomon Brothers High Yield Bond Fund will vote to approve or disapprove the Plan, including the reorganization of that fund into the JNL/PPM America High Yield Bond Fund; and

          o PROPOSAL 3: Such other business as may properly come before the Meeting or any adjournment(s) or postponement(s) thereof.

     A copy of the Plan is attached as Exhibit A to the Prospectus/Proxy Statement provided with this Notice.

     The Board of Trustees of the Trust has fixed the close of business on February 20, 2004, as the "Record Date" for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Shares of the Acquired Funds are available only as investment options for certain variable annuity contracts ("Variable Contracts") issued by Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (together, the "Life Companies") and to certain qualified retirement plans. Shares of the Acquired Funds are also sold to certain funds of the Trust organized as fund of funds. The Life Companies hereby solicit and agree to vote in proportion the shares of the Acquired Funds at the Meeting in accordance with timely voting instructions received from owners of Variable Contracts having contract values allocated to separate accounts invested in these shares as of the Record Date. All shares of the Acquired Funds held by an insurance company, whether as reserves for its obligations to variable annuity contract owners or otherwise, will be voted in proportion to the voting instructions received by that insurance company from its contract owners. The number of shares for which a Contract owner is entitled to provide voting instructions will be determined by dividing his or her contract or account value allocated to the Acquired Fund on the Record Date by the share value of that Acquired Fund on the Record Date.

     You may revoke your voting instructions at any time before your insurance company exercises its proxy by the subsequent execution and submission of revised instructions, by giving written notice of revocation to the undersigned at any time before the proxy is exercised or by voting in person at the Meeting. If you do not expect to attend the Meeting in person, please fill in, sign and return promptly the enclosed voting instruction card in the enclosed envelope, which needs no postage if mailed in the United States.

     IF A VOTING INSTRUCTION CARD IS NOT MARKED TO INDICATE VOTING INSTRUCTIONS, BUT IS SIGNED, DATED AND RETURNED, IT WILL BE TREATED AS AN INSTRUCTION TO VOTE THE SHARES IN FAVOR OF EACH OF THE PROPOSALS FOR WHICH SHAREHOLDER IS ENTITLED TO PROVIDE VOTING INSTRUCTIONS.

     If the necessary quorum to transact business or the vote required to approve or disapprove a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments at the Meeting, in accordance with applicable law, to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such an adjournment with respect to those voting instructions which have been voted in favor of the proposals and will vote against such an adjournment those voting instructions which have been voted against the proposal.

     YOUR BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR EACH PROPOSAL.

     Please review the enclosed Prospectus/Proxy Statement for additional information regarding the Plan.

                                            By Order of the Board of Trustees,


                                            /s/Thomas J. Meyer
                                            THOMAS J. MEYER
                                            Secretary

Lansing, Michigan
March [9], 2004

                                     PART A:

             INFORMATION REQUIRED IN THE PROSPECTUS/PROXY STATEMENT

                           PROSPECTUS/PROXY STATEMENT
                              DATED MARCH [3], 2004

ACQUISITION OF THE ASSETS OF:           BY AND IN EXCHANGE FOR THE SHARES OF:

JNL/Salomon Brothers Balanced Fund      JNL/PPM America Balanced Fund
    (Classes A)                             (Classes A)
JNL/Salomon Brothers High               JNL/PPM America High Yield Bond Fund
    Yield Bond Fund (Classes A)             (Classes A)

each a series of:                       each a series of:

JNL SERIES TRUST                        JNL SERIES TRUST
1 Corporate Way                         1 Corporate Way
Lansing, Michigan 48951                 Lansing, Michigan 48951
(517) 381-5500                          (517) 381-5500

     JNL Series Trust (the "Trust") is an open-end management investment company offering shares in several funds.

     This Prospectus/Proxy Statement relates to the proposed acquisitions (the "Reorganization") of:

          o the assets of the JNL/Salomon Brothers Balanced Fund ("JNL/Salomon Brothers Balanced") by and in exchange for Class A and B shares of the JNL/PPM America Balanced Fund ("JNL/PPM America Balanced"), and

          o the assets of the JNL/Salomon Brothers High Yield Bond Fund ("JNL/Salomon Brothers High Yield Bond") by and in exchange for Class A and B shares of the JNL/PPM America High Yield Bond Fund ("JNL/PPM America High Yield Bond").

     The two funds whose assets will be acquired in the Reorganization will be referred to individually as an "Acquired Fund," and collectively as "the
Acquired Funds," and the two funds that will acquire those assets will be referred to individually as an "Acquiring Fund," and collectively as "the Acquiring Funds." From time to time, an Acquiring Fund or Acquired Fund may be referred to herein as a "Fund."

     At a meeting of the shareholders of the Acquired Funds to be held on April 21, 2004 at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (together with any adjournments thereof, the "Meeting"), shareholders of each Acquired Fund will be asked to consider and approve or disapprove a PLAN OF REORGANIZATION (the "Plan") that relates to the Reorganization. If the Plan is approved by a vote of the shareholders of an Acquired Fund, then the assets of that Acquired Fund will be acquired by, and in exchange for, the Class A shares of the corresponding Acquiring Fund and the liabilities of that Acquired Fund will be assumed by the corresponding Acquiring Fund. The Acquired Fund will then be liquidated and terminated by the Trust and the Class A shares of the Acquiring Fund distributed to Class A shareholders of the Acquired Fund in the redemption of the Acquired Fund Class A shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Funds then held by former shareholders of the Acquired Funds may be different from the number of shares of the Acquired Funds that had been held immediately before completion of the Reorganization, but the total investment will remain the same (I.E., the total value of each class of Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of each class of Acquired Fund shares formerly held immediately before completion of the Reorganization.)

     Because shareholders of each Acquired Fund are being asked to approve transactions that will result in their receiving shares of the corresponding Acquiring Fund, this Prospectus/Proxy Statement also serves as a prospectus for the shares of the Acquiring Funds issued in connection with the Reorganization.

     This Prospectus/Proxy Statement sets forth concisely the information about the Trust that you should know before considering the Reorganization and should be retained for future reference. A Statement of Additional Information ("SAI") dated March [3], 2004, related to this Prospectus/Proxy Statement and containing additional information about the Trust has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into and considered part of this Prospectus/Proxy Statement. You may obtain a free copy of that SAI and other information by calling 1-800-766-4683 (toll-free) or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003.

     The most recent Prospectus, as supplemented, SAI and Annual Report for the Trust are incorporated herein by reference and are considered a part of this Prospectus/Proxy Statement. You may obtain a free copy of the current
Prospectus, SAI, or Annual Report by calling 1-800-766-4683 (toll-free) or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003. Information about the Trust (including its current SAI and most recent Annual Report) is also available on the SEC's Internet site at HTTP://WWW.SEC.GOV.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST.

     THE ACQUIRING FUND SHARES OFFERED ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED, OR OTHERWISE SUPPORTED, BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS

         THE REORGANIZATION...........................................................
         ------------------

         OPERATING EXPENSES...........................................................
         ------------------

         INVESTMENT OBJECTIVES AND STRATEGIES.........................................
         ------------------------------------

         MORE ABOUT THE INVESTMENT OBJECTIVES OF THE ACQUIRED FUNDS AND
ACQUIRING FUNDSERROR! BOOKMARK NOT DEFINED.

INFORMATION ABOUT THE REORGANIZATION..................................................
------------------------------------

                      THE PLAN ERROR! BOOKMARK NOT DEFINED.

         REASONS FOR PROPOSED REORGANIZATION..........................................
         -----------------------------------

         FEDERAL INCOME TAX CONSEQUENCES..............................................
         -------------------------------

         CAPITALIZATION...............................................................
         --------------

PRINCIPAL RISKS OF INVESTING IN THE ACQUIRING FUNDS AND ACQUIRED FUNDS................
----------------------------------------------------------------------

         JNL/SALOMON BROTHERS BALANCED AND JNL/PPM AMERICA BALANCED...................
         ----------------------------------------------------------

         JNL/SALOMON BROTHERS HIGH YIELD BOND AND JNL/PPM AMERICA HIGH YIELD BOND.....
         ------------------------------------------------------------------------

PERFORMANCE AND FINANCIAL HIGHLIGHTS OF THE ACQUIRING FUNDS...........................
-----------------------------------------------------------

         PAST PERFORMANCE.............................................................
         ----------------

         FINANCIAL HIGHLIGHTS.........................................................
         --------------------

OTHER INFORMATION ABOUT THE ACQUIRING FUNDS...........................................
-------------------------------------------

                    GENERAL..........................................................................
                    -------

         INVESTMENT ADVISER...........................................................
         ------------------

         MANAGEMENT FEE...............................................................
         --------------

         SUB-ADVISORY ARRANGEMENTS....................................................
         -------------------------

         THE SUB-ADVISER AND PORTFOLIO MANAGEMENT.....................................
         ----------------------------------------

         ADMINISTRATIVE FEE...........................................................
         ------------------

INFORMATION ABOUT THE ACQUIRED FUNDS..................................................
------------------------------------

CLASSES OF SHARES.....................................................................
-----------------

BROKERAGE ENHANCEMENT PLAN............................................................
--------------------------

INVESTMENT IN ACQUIRED FUND AND ACQUIRING FUND SHARES.................................
-----------------------------------------------------

SHARE REDEMPTION......................................................................
----------------

TAX STATUS............................................................................
----------

VOTING INFORMATION....................................................................
------------------

         THE MEETING..................................................................
         -----------

         QUORUM AND VOTING............................................................
         -----------------

         REQUIRED VOTE................................................................
         -------------

         CONTRACT OWNER VOTING INSTRUCTIONS...........................................
         ----------------------------------

         PROXY AND VOTING INSTRUCTION SOLICITATIONS...................................
         ------------------------------------------

         ADJOURNMENTS.................................................................
         ------------

         REVOCATION OF VOTING INSTRUCTIONS............................................
         ---------------------------------

         OUTSTANDING SHARES AND PRINCIPAL SHAREHOLDERS................................
         ---------------------------------------------

         SHAREHOLDER RIGHTS AND SECURITIES TO BE ISSUED...............................
         ----------------------------------------------

         OTHER BUSINESS...............................................................
         --------------

                                     SUMMARY

THE REORGANIZATION

     The JNL Series Trust Board of Trustees (the "Board"), including a majority of Trustees who are not "interested persons" of the Trust ("Disinterested Trustees") within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 ("1940 Act"), approved the Plan at a meeting held on January 29, 2004, which provides for the Acquired Funds to be reorganized into the Acquiring Funds, as summarized in the table below:

------------------ ---------------------------------- -------------------------------- -------------------------------
                             ACQUIRED FUND                    ACQUIRING FUND           SHAREHOLDERS ENTITLED TO VOTE
------------------ ---------------------------------- -------------------------------- -------------------------------
------------------ ---------------------------------- -------------------------------- -------------------------------
PROPOSAL 1         JNL/Salomon Brothers Balanced      JNL/PPM America Balanced         Shareholders of JNL/Salomon
                                                                                       Brothers Balanced
------------------ ---------------------------------- -------------------------------- -------------------------------
------------------ ---------------------------------- -------------------------------- -------------------------------
PROPOSAL 2         JNL/Salomon Brothers               JNL/PPM America                  Shareholders of JNL/Salomon
                   High Yield Bond                    High Yield Bond                  Brothers High Yield Bond
------------------ ---------------------------------- -------------------------------- -------------------------------

     The Board has determined that the Reorganization is in the best interests of the Acquired Funds and their shareholders and Contract owners and that the interests of shareholders and Contract owners with values allocated to sub-accounts that invest in the Acquired Funds will not be diluted as a result of the proposed Reorganization.

     Shares of the Acquired Funds and Acquiring Funds are sold only to Jackson National Life Insurance Company ("JNL"), Jackson National Life Insurance Company of New York ("JNLNY") (together, the "Life Companies") certain funds of the Trust organized as fund of funds, and to certain qualified retirement plans. As a result, JNL, through its separate accounts which hold shares of the Trust as funding vehicles for the Variable Contracts, and through its general account, is the owner of record of substantially all of the shares of the Trust.

     Subject to shareholder approval, the Plan provides for:

          o the transfer of all of the assets of the Acquired Fund to the corresponding Acquiring Fund, in exchange for Class A shares of that Acquiring Fund having an aggregate value equal to the net assets of the Acquired Fund;

          o the assumption by the Acquiring Fund of all of the liabilities of the corresponding Acquired Fund;

          o distribution of Class A shares of the Acquiring Fund to Class A shareholders of the Acquired Fund in the redemption of the Class A Acquired Fund shares; and

          o    termination of the Acquired Fund by the Trust.

     Immediately after completion of the Reorganization, the number of shares of the Acquiring Funds then held by former shareholders of the Acquired Funds may be different from the number of shares of the Acquired Funds that had been held immediately before completion of the Reorganization, but the total investment will remain the same (I.E., the total value of each class of Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of each class of Acquired Fund shares held immediately before completion of the Reorganization.)

     The Reorganization is part of a restructuring designed to eliminate the offering of overlapping investments with similar investment objectives and investment strategies that serve as funding vehicles for the Variable Contracts issued by the Life Companies. The objective is to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment portfolios to serve the interests of Contract owners. The Board believes that the Reorganization is in the best interests of the Acquired Funds and their shareholders and Contract owners and that the interests of shareholders and Contract owners with values allocated to sub-accounts that invest in the Acquired Funds will not be diluted as a result of the proposed Reorganization.

     Costs of the Reorganization will not be borne by the Acquiring or Acquired Funds, but rather will be borne solely by Jackson National Asset Management, LLC ("JNAM" or the "Adviser"), investment adviser to the Trust. The costs to be borne include attorneys' fees, accountants' fees, the costs of printing, assembling and mailing the Prospectus/Proxy Statement and other proxy solicitation materials to Contract Owners and tabulation costs.

     Further, the Trust will have received a written opinion from Jorden Burt LLP, tax counsel to the Trust, as to each reorganization that concludes, on the basis of the assumptions stated in the opinions, that:

          o    the reorganization  qualifies as a tax-free  reorganization under
               Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code") or, in the alternative,

          o the reorganization does not qualify as a tax-free reorganization under Section 368(a)(1) of the Code but that (i) the Contract owners and employee benefit plan participants with beneficial interests in the Funds will not realize a tax gain or loss as a result of the reorganization because of the nature of the contracts and the nature of the plan, respectively, (ii) the Acquiring Fund will not realize a tax gain or loss as a result of the reorganization, and (iii) the Acquired Fund will realize a tax gain or loss a result of the reorganization, but will not incur any tax liabilities as a result of the reorganization because of the operation of the tax rules applicable to regulated investment companies which allow the deduction of dividends paid.

     The Board called the Meeting to allow shareholders to consider and vote on the Reorganization. The Board unanimously recommends that the shareholders of the Acquired Funds vote FOR the Plan and the resulting Reorganization.

OPERATING EXPENSES

     Shareholders of the Acquiring Funds and Acquired Funds pay various fees and expenses. The table below shows the current fees and expenses paid by Class A shareholders of each Acquiring Fund and Acquired Fund and pro forma fees and expenses giving effect to the Reorganization. These expenses are based on the operating expenses incurred by Class A shares of the Funds for the fiscal year ended December 31, 2003. Neither the Acquired Funds nor the Acquiring Funds impose sales charges (loads), redemption fees, or other shareholder transaction fees (fees deducted from your investment). The tables below do not reflect charges or expenses imposed under the variable annuity contracts invested in the Funds. If such fees and expenses were reflected, the total operating expenses would be higher.

     The pro forma fee and expense information show estimated fees of the Funds on a combined basis, assuming that the Reorganization had been given effect for the year ended December 31, 2003. As shown in the following table, the Total Annual Fund Operating Expenses of the Acquiring Funds are expected to remain unchanged as a result of the acquisition of the Acquired Funds and pro forma fees giving effect to the Reorganization are expected to be lower than that of the Acquired Funds.

         FEES AND EXPENSES

----------------------------------------------- ------------------------ ------------------------- -------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that    JNL/SALOMON BROTHERS    JNL/PPM AMERICA BALANCED     PRO FORMA COMBINED
are deducted from Fund assets as a % of                BALANCED
average net assets)
----------------------------------------------- ------------------------ ------------------------- -------------------------
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
                                                CLASS A                  CLASS A                   CLASS A
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Management/Administrative Fee*                  0.70%                    0.60%                     0.60%
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Estimated Distribution (12b-1) Expense**        0.00%                    0.01%                     0.01%
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
12b-1 Service Fee*                              0.20%                    0.20%                     0.20%
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Other Expenses                                  0.00%                    0.00%                     0.00%
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Total Annual Fund Operating Expenses            0.90%                    0.81%                     0.81%
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------

----------------------------------------------- ------------------------ ------------------------- -------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that    JNL/SALOMON BROTHERS      JNL/PPM AMERICA HIGH       PRO FORMA COMBINED
are deducted from Fund assets as a % of             HIGH YIELD BOND             YIELD BOND
average net assets)
----------------------------------------------- ------------------------ ------------------------- -------------------------
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
                                                CLASS A                  CLASS A                   CLASS A
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Management/Administrative Fee*                  0.70%                    0.61%                     0.61%
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Estimated Distribution (12b-1) Expense**        0.00%                    0.00%                     0.00%
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
12b-1 Service Fee*                              0.20%                    0.20%                     0.20%
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Other Expenses                                  0.00%                    0.00%                     0.00%
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Total Annual Fund Operating Expenses            0.90%                    0.81%                     0.81%
----------------------------------------------- ----------- ------------ ------------ ------------ ------------ ------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "BEP") in accord with the provisions of Rule 12b-1 under the 1940 Act. The BEP applies to all of the Funds. The BEP uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the BEP, the staff of the SEC has taken the position that commission amounts received under the BEP should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by Jackson National Life Distributors, Inc. ("JNLD" or the "Distributor") or its affiliate under the BEP.
------------------------------------------------------------------------

         EXAMPLES

     The examples are intended to help you compare the cost of investing in each Fund. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The examples also assume that all dividends and distributions are reinvested, and that the Funds' operating expenses are not waived and remain the same. This illustration is hypothetical and is not intended to be representative of past of future performance of the Funds. The examples do not reflect charges or expenses imposed under the variable insurance contracts invested in the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------- ----------------- ---------------- ----------------- --------------
                  FUND - CLASS A                         1 YEAR           3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
JNL/Salomon Brothers Balanced                       $92               $287             $498              $1,108
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
JNL/PPM America Balanced                            $82               $255             $444              $990
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
PRO FORMA COMBINED                                  $82               $255             $444              $1990
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
--------------------------------------------------- ----------------- ---------------- ----------------- --------------

--------------------------------------------------- ----------------- ---------------- ----------------- --------------
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
JNL/Salomon Brothers High Yield Bond                $92               $287             $498              $1,108
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
JNL/PPM America High Yield Bond                     $83               $259             $450              $1,002
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
PRO FORMA COMBINED                                  $83               $259             $450              $1,002
--------------------------------------------------- ----------------- ---------------- ----------------- --------------
--------------------------------------------------- ----------------- ---------------- ----------------- --------------

INVESTMENT OBJECTIVES AND STRATEGIES

     The investment objectives and strategies of the Acquiring Funds and their corresponding Acquired Funds are set forth in the following tables. There is no guarantee that a Fund will meet its objectives. Each table compares the other objectives and strategies of an Acquiring Fund to the Acquired Fund whose assets it will acquire:

------------------ ------------------------------------------------ ---------------------------------------------------
                            JNL/SALOMON BROTHERS BALANCED                        JNL/PPM AMERICA BALANCED
------------------ ------------------------------------------------ ---------------------------------------------------
------------------ ------------------------------------------------ ---------------------------------------------------
INVESTMENT         Seeks to obtain above-average income.            Seeks reasonable income, long-term capital growth
OBJECTIVE          Secondary objective is to take advantage of      and preservation of capital.
                   opportunities for growth of capital and income.
------------------ ------------------------------------------------ ---------------------------------------------------
------------------ ------------------------------------------------ ---------------------------------------------------
PRINCIPAL          Seeks to achieve its objectives by investing     Seeks to achieve its objective by investing
INVESTMENT         in a diversified portfolio of a broad variety    primarily in a diversified portfolio of common
STRATEGIES         of securities, including equity securities,      stock and fixed-income securities of U.S.
                   fixed-income securities and short-term           companies, but may also invest in securities
                   obligations. The Fund may vary the percentage    convertible into common stocks, deferred debt
                   of assets invested in any one type of security   obligations and zero coupon bonds. The Fund may
                   in accord with the sub-adviser's view of         invest in any type or class of security.
                   existing and anticipated economic and market
                   conditions, fiscal and monetary policy and
                   underlying security values.

                   Under normal market conditions, at least 40%     The anticipated mix of the Fund's holdings is
                   of the Fund's assets will consist of equity      approximately 45-75% of its assets in equities
                   securities.  Equity holdings may include         and 25-55% in fixed-income securities.
                   common and preferred stock, securities
                   convertible into common or preferred stock,
                   rights and warrants, equity interests in
                   trusts, partnerships, joint ventures or
                   similar enterprises, and Depositary Receipts.

                   The sub-adviser may invest at least 25%          With respect to fixed-income investments, the
                   (normally expected to be between 35% and         Fund emphasizes investment-grade, fixed-income
                   65%) in the full range of maturities of          securities. However, the Fund may take a modest
                   fixed-income securities, which may include       position in lower- or non-rated fixed-income
                   corporate debt securities, U.S. government       securities, and if, in the sub-adviser's opinion,
                   securities, mortgage-backed securities, zero     market conditions warrant, may increase its
                   coupon bonds, deferred interest bonds and        position in lower- or non-rated securities
                   from payment-in-kind securities. Generally,      time to time.
                   most of the Fund's long-term debt investments
                   consist of investment grade securities,
                   although the Fund may invest in non-investment
                   grade securities commonly known as "junk
                   bonds." The Fund may also invest in foreign
                   securities.
------------------ ------------------------------------------------ ---------------------------------------------------
------------------ ------------------------------------------------ ---------------------------------------------------
OTHER INVESTMENT   Allocates its assets primarily among common      Invests primarily in common stocks and
STRATEGIES         stocks, investment-grade bonds, convertible      fixed-income securities.
                   securities, high-yield/high-risk securities
                   and cash.

                   TEMPORARY DEFENSIVE POSITION.  When the          TEMPORARY DEFENSIVE POSITION.  For temporary,
                   sub-adviser believes that adverse conditions     defensive purposes, the Fund may
                   prevail in the market, the Fund may, for         invest up to all of its assets in cash
                   temporary defensive purposes, invest its         equivalents, such as U.S. government securities
                   assets without limit in high-quality,            and high-grade commercial paper. During periods
                   short-term money market instruments.  During     in which the Fund employs such a temporary
                   periods in which the Fund employs such a         defensive strategy, the Fund will not be
                   temporary defensive strategy, the Fund will      pursuing, and will not achieve, its investment
                   not be pursuing, and will not achieve, its       objective.  Taking a defensive position may
                   investment objective.                            reduce the potential for appreciation of the
                                                                    Fund's portfolio.
                   DERIVATIVES. The Fund may use derivative
                   instruments, such as futures contracts           DERIVATIVES.  The Fund may use derivative
                   and options, for hedging or maturity or          instruments, such as options and financial
                   duration purposes, or as a means of enhancing    futures contracts, for hedging purposes.  These
                   return.  These instruments are subject to        instruments are subject to transaction costs and
                   transaction costs and certain risks, such as     certain risks, such as unanticipated changes in
                   unanticipated changes in interest rates and      interest rates and securities prices. Investing
                   securities prices.  Investing in derivative      in derivative instruments, such as options,
                   instruments, such as options, futures            futures contracts, forward currency contracts,
                   contracts, forward currency contracts, indexed   indexed securities and asset-backed securities,
                   securities and asset-backed securities,          involves special risks.  The Fund's sub-adviser
                   involves special risks.  The Fund's              must correctly predict the price movements,
                   sub-adviser must correctly predict the price     during the life of a derivative, of the
                   movements, during the life of a derivative, of   underlying asset in order to realize the desired
                   the underlying asset in order to realize the     results from the investment.  The value of
                   desired results from the investment.  The        derivatives may fluctuate more rapidly than other
                   value of derivatives may fluctuate more          investments, which may increase the volatility of
                   rapidly than other investments, which may        the Fund, depending on the nature and extent of
                   increase the volatility of the Fund, depending   the derivatives in the Fund's portfolio.  If the
                   on the nature and extent of the derivatives in   sub-adviser uses derivatives in attempting to
                   the Fund's portfolio.  If the sub-adviser uses   manage or "hedge" the overall risk of the
                   derivatives in attempting to manage or "hedge"   portfolio, the strategy might not be successful,
                   the overall risk of the portfolio, the           for example, due to changes in the value of the
                   strategy might not be successful, for example,   derivatives that do not correlate with price
                   due to changes in the value of the derivatives   movements in the rest of the portfolio.
                   that do not correlate with price movements in
                   the rest of the portfolio.
------------------ ------------------------------------------------ ---------------------------------------------------
------------------ ----------------------------------------------------------------------------------------------------
KEY DIFFERENCES    These two Funds have substantially similar
                   investment objectives and strategies. Both Funds have income as a primary objective. JNL/Salomon Brothers Balanced,
                   however, has a secondary objective of capital growth and does not have preservation of capital as a goal, whereas capital growth and preservation of capital are primary objectives of
                   JNL/PPM America Balanced. JNL/Salomon Brothers Balanced may
                   invest in foreign securities, preferred stock and securities convertible into preferred stock, but JNL/PPM America
                   Balanced may not.
------------------ ----------------------------------------------------------------------------------------------------

------------------ -------------------------------------------------- ------------------------------------------------
                         JNL/SALOMON BROTHERS HIGH YIELD BOND                 JNL/PPM AMERICA HIGH YIELD BOND
------------------ -------------------------------------------------- ------------------------------------------------
------------------ -------------------------------------------------- ------------------------------------------------
INVESTMENT         Seeks to maximize current income.  As a            Seeks to provide a high level of current
OBJECTIVE          secondary objective, the Fund seeks capital        income.  Secondary investment objective is
                   appreciation.                                      capital appreciation by investing in
                                                                      fixed-income securities, with emphasis
                                                                      on higher-yielding, higher-risk, lower-rated
                                                                      or unrated corporate bonds.
------------------ -------------------------------------------------- ------------------------------------------------
------------------ -------------------------------------------------- ------------------------------------------------
PRINCIPAL          Invests under normal circumstances at least 80%    The Fund attempts to achieve its objective by
INVESTMENT         of its assets (net assets plus the amount of       investing in a diversified portfolio of
STRATEGIES         any borrowings for investment purposes) in         long-term (over 10 years to maturity) and
                   high-yield, high-risk debt securities, commonly    intermediate-term (3 to 10 years to maturity)
                   referred to as "junk bonds."  The Fund may also    fixed-income securities of U.S. and foreign
                   invest in securities of foreign issuers.  To the   issuers, with emphasis on higher-yielding,
                   extent that the Fund invests in emerging market    higher-risk, lower-rated or unrated corporate
                   debt, this will be considered as an investment     bonds.  The Fund will invest under normal
                   in a high-yield security for purposes of the 80%   circumstances at least 80% of its assets (net
                   investment minimum.  In light of the risks         assets plus the amount of any borrowings for
                   associated with such securities, the sub-adviser   investment purposes) in "junk bonds," which
                   takes various factors into consideration in        are bonds rated Ba or below by Moody's or BB
                   evaluating the creditworthiness of an issuer.      or below by S&P or, if unrated, considered by
                   For corporate debt securities, these typically     the sub-adviser to be of comparable quality.
                   include the issuer's financial resources, its      However, the Fund will not invest more than
                   sensitivity to economic conditions and trends,     10% of its total assets in bonds rated C by
                   the operating history of the issuer, and the       Moody's or D by S&P (or unrated but considered
                   experience and track record of the issuer's        by the sub-adviser to be of comparable quality.
                   management.  For sovereign debt instruments,
                   these typically include the economic and
                   political conditions within the issuer's
                   country, the issuer's overall and external debt
                   levels and debt service ratios, the issuer's
                   access to capital markets and other sources of
                   funding, and the issuer's debt service payment
                   history.  The sub-adviser also reviews the
                   ratings, if any, assigned to the security by any
                   recognized rating agencies, although the
                   sub-adviser's judgment as to the quality of a
                   debt security may differ from that suggested by
                   the rating published by a rating service.  The
                   Fund's ability to achieve its investment
                   objectives may be more dependent on the
                   sub-adviser's credit analysis than would be the
                   case if it invested in higher quality debt
                   securities.

                   In pursuing the Fund's secondary objective of      In pursuing its secondary investment objective
                   capital appreciation, the sub-adviser looks for    of capital appreciation, the Fund may purchase
                   those companies that the sub-adviser believes      high-yield bonds that the sub-adviser expects
                   have the highest potential for improving credit    will increase in value due to improvements in
                   fundamentals.                                      their credit quality or ratings or anticipated
                                                                      declines in interest rates.  In addition, the
                                                                      Fund may invest for this purpose up to 20% of its
                                                                      assets in equity securities, such as common stocks
                                                                      or securities convertible into or exchangeable for
                                                                      common stock.

------------------ -------------------------------------------------- ------------------------------------------------
------------------ -------------------------------------------------- ------------------------------------------------
OTHER INVESTMENT   May invest in foreign securities, such as          Invests the majority of its assets under
STRATEGIES         obligations issued or guaranteed by foreign        normal market conditions in U.S. corporate
                   governmental authorities, debt obligations of      bonds of below investment-grade quality and
                   supranational organizations and fixed-income       with maturities exceeding three years.
                   securities of foreign corporate issuers.

                   ZERO-COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT
                   SECURITIES.  The Fund may invest                   ZERO-COUPON BONDS.  The Fund may invest
                   without limit in zero coupon securities,           without limit in zero coupon bonds.  The
                   pay-in-kind bonds and deferred payment             prices of zero-coupon bonds tend to fluctuate
                   securities, which involve special risk             more widely in response to changes in interest
                   considerations.  In particular, zero coupon        rates than the prices of bonds that pay
                   securities fluctuate more in value in response     current interest.
                   to a change in interest rates than do bonds that
                   pay current interest.


                   LOANS. The Fund may invest in fixed- and           OTHER INVESTMENTS.  The Fund may enter into
                   floating-rate loans, including loan                repurchase agreements and firm commitment
                   participations and assignments.  The Fund may      agreements and may purchase securities on a
                   invest up to 10% of its total assets in either     when-issued basis.  The actual payment for
                   (i) equipment lease or trust certificates          and delivery of when-issued securities does
                   and conditional sales contracts or                 not take place until some time in the future,
                   (ii) limited partnership interests.                i.e., beyond normal settlement.  The purchase
                                                                      of such securities can result in a loss if
                                                                      their value declines prior to the settlement
                                                                      date.  This can occur, for example, if interest
                                                                      rates increase prior to settlement.


                   EQUITY SECURITIES. The Fund may also invest up of such securities can result in a loss if to 10% of its total assets in equity securities their value declines prior to the settlement (other than preferred stock, in which the Fund date. This can occur, for example, if may invest without limit), typically equity interest rates increase prior to settlement. investments acquired as a result of purchases of fixed-income securities.

                   PORTFOLIO MATURITY. The sub-adviser has
                   discretion to select the range of maturities of the fixed-income securities in which the Fund may invest. The sub-adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 5 to 10 years. However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

                   DERIVATIVES. The Fund may use derivative
                   instruments, such as futures contracts, options
                   and forward currency contracts, and invest in      CURRENCIES AND DERIVATIVES.  In addition to
                   indexed securities for hedging and risk            investing in securities of foreign issuers,
                   management.  These instruments are subject to      the Fund may also hold a portion of its assets
                   transaction costs and certain risks, such as       in foreign currencies and enter into forward
                   unanticipated changes in securities prices and     currency exchange contracts, currency options,
                   global currency markets.  Investing in             currency and financial futures contracts, and
                   derivative instruments, such as options, futures   options on such futures contracts.  Investment
                   contracts, forward currency contracts, indexed     in derivative instruments involves special
                   securities and asset-backed securities, involves   risks.  The Fund's sub-adviser must correctly
                   special risks. The Fund's sub-adviser must         predict the price movements, during the life
                   correctly predict the price movements, during      of the
                   the life of a derivative, of the underlying        derivative, of the underlying asset in order
                   asset in order to realize the desired results      to realize the desired results from the
                   from the investment.  The value of derivatives     investment.  The value of derivatives may
                   may fluctuate more rapidly than other              fluctuate more rapidly than other investments,
                   investments, which may increase the volatility     which may increase the volatility of the
                   of the Fund, depending on the nature and extent    Fund.  If the sub-adviser
                   of the derivatives in the Fund's portfolio.  If    uses derivatives in an attempt to "hedge" the
                   the sub-adviser uses derivatives in attempting     overall risk of the portfolio, that strategy
                   to manage or "hedge" the overall risk of the       may not be successful due, for example, to
                   portfolio, the strategy might not be successful,   changes in the value of the derivatives that
                   for example, due to changes in the value of the    do not correlate with price movements in the
                   derivatives that do not correlate with price       rest of the portfolio.
                   movements in the rest of the portfolio.

                   TEMPORARY DEFENSIVE POSITION.  When the
                   sub-adviser believes that adverse conditions
                   prevail in the markets for high-yield
                   fixed-income securities that make the Fund's
                   investment strategy inconsistent with the best     TEMPORARY DEFENSIVE POSITION.  The Fund may
                   interests of the Fund's shareholders, the Fund     adopt a temporary defensive position,
                   may invest its assets without limit in             such as investing up to all of its assets in
                   high-quality, short-term money market              cash or cash equivalents, during adverse
                   instruments.  Doing so may reduce the potential    market, economic or other circumstances that
                   for high current income or appreciation of the     the sub-adviser believes require immediate
                   Fund's portfolio.  During any period in which      action to avoid losses.  During periods in
                   the Fund employs a temporary defensive strategy,   which the Fund employs such a temporary
                   it will not be pursuing and will not achieve its   defensive strategy, the Fund will not be
                   investment objective.                              pursuing, and will not achieve, its investment
                                                                      objective.

------------------ -------------------------------------------------- ------------------------------------------------
------------------ ---------------------------------------------------------------------------------------------------
KEY DIFFERENCES    These two Funds have substantially similar investment objectives and strategies.  JNL/PPM America
                   High Yield Bond limits its investment in bonds rated C by Moody's or D by S&P (or other comparable rating) to 10% of its total assets, while JNL/Salomon Brothers High Yield Bond has no such limit.  To pursue its secondary objective of capital appreciation, JNL/PPM America High
                   Yield Bond may invest up to 20% of its assets in equity securities (I.E., common stocks or securities convertible into common stocks) while JNL/Salomon Brothers High Yield Bond is limited to 10% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit).
------------------ ---------------------------------------------------------------------------------------------------

MORE ABOUT THE INVESTMENT OBJECTIVES OF THE ACQUIRED FUNDS AND ACQUIRING FUNDS

     The investment objectives of the Funds are not fundamental and may be changed by the Trustees without shareholder approval.

                      INFORMATION ABOUT THE REORGANIZATION

THE PLAN

     The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Exhibit A.

     If shareholders of an Acquired Fund approve the Plan, then the assets of that Acquired Fund will be acquired by, and in exchange for, Class A shares of the corresponding Acquiring Fund and the liabilities of that Acquired Fund will be assumed by the corresponding Acquiring Fund. The Acquired Fund will then be terminated by the Trust and the Class A shares of the Acquiring Fund distributed to Class A shareholders of the Acquired Fund in the redemption of the Class A Acquired Fund shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Funds then held by former shareholders of the Acquired Funds may be different than the number of shares of the Acquired Funds that had been held immediately before completion of the Reorganization, but the total investment will remain the same (I.E., the total value of each class of Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of each class of Acquired Fund shares formerly held immediately before completion of the Reorganization).

     Approval of the Plan as to any single Acquired Fund does not depend upon the approval of the Plan as to the other Acquired Fund. If the Plan is approved by shareholders as to one, but not both, of the Acquired Funds, then at the election of the Trust, the Plan may be consummated as to the Acquired Fund as to which this Plan has been approved.

     It is anticipated that the Reorganization will be consummated as of the close of business on April 30, 2004, or as may be determined by mutual agreement of the officers of the Trust (the "Closing Date"), subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that either Acquired Fund will hold any investment that its corresponding Acquiring Fund would not be permitted to hold ("non-permitted investments").

     However, each Acquiring Fund may rebalance its portfolio following the consummation of the Reorganization to ensure that its portfolio holdings are properly weighted in accordance with its investment objectives, strategies and restrictions. Non-permitted investments do not include any securities or other investments that may be transferred to an Acquiring Fund in connection with the Reorganization, but later disposed of as the result of a portfolio rebalancing.

REASONS FOR PROPOSED REORGANIZATION

     At a meeting of the Board of Trustees held on January 29, 2004, the Trustees including the Disinterested Trustees, considered materials and discussed the potential benefits to the Acquired Fund Contract owners under the proposed Reorganization. The Reorganization is part of a restructuring designed to eliminate the duplication of costs and other inefficiencies arising from offering two overlapping funds with similar investment objectives and investment strategies that serve as investment options for the Variable Contracts issued by the Life Companies and certain qualified plans. In addition, the Reorganization intends to increase assets under management in the Acquiring Funds and achieve economies of scale. The objective is to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment portfolios to serve the interests of shareholders, Contract owners and qualified plan participants.

     Approval of the Reorganization with respect to each transaction requires the affirmative vote of a majority of the outstanding shares of each Acquired Fund. Contract owners with units in the Acquired Funds are expected to benefit from the elimination of this duplication in costs and other inefficiencies and from the larger asset bases that will result from the Reorganization.

     In determining  whether to recommend  approval of the  Reorganization,  the
Trustees,  including  the  Disinterested  Trustees,   considered  many  factors,
including:

     INVESTMENT OBJECTIVES AND INVESTMENT STRATEGIES. The proposed Reorganization will permit the Contract owners with beneficial interests in the Acquired Funds to continue to invest in professionally managed portfolios having substantially similar investment objectives and investment strategies to that of the Acquired Funds currently. Both JNL/Salomon Brothers Balanced and JNL/PPM America Balanced seek income and capital growth, but preservation of capital is also an investment objective for JNL/PPM America Balanced. Both Funds invest primarily in diversified portfolios of equity and fixed-income securities, but JNL/Salomon Brothers Balanced may invest in foreign securities. Under normal market conditions, JNL/PPM America Balanced may have a slightly higher (5%) percentage of its assets invested in equity securities than JNL/Salomon Brothers Balanced.

     Both JNL/Salomon Brothers High Yield Bond and JNL/PPM America High Yield Bond seek to maximize current income and seek capital appreciation. Under normal circumstances, both Funds invest at least 80% of their assets in fixed-income securities, emphasizing high-yield, high-risk, lower-rated debt securities, but the JNL/PPM America High Yield Bond will not invest more than 10% of its total assets in bonds rated C by Moody's or D by S&P or a comparable rating. Both Funds may invest in foreign securities, zero-coupon bonds and derivatives, but JNL/Salomon Brothers High Yield Bond may also invest in pay-in-kind and deferred payment securities. For a full description of key differences between the investment objectives and investment strategies of the Acquired Funds and Acquiring Funds, see "Investment Objectives and Strategies."

     OPERATING EXPENSES. If approved by the Acquired Fund shareholders, the proposed Reorganization will provide the Contract owners with beneficial interests in the Acquired Funds combined Funds with lower expense ratios than those of the Acquired Funds currently. As set forth above, as of its most recent fiscal year end of December 31, 2003, each Acquired Fund had higher total annual operating expenses than its corresponding Acquiring Fund. If the Reorganization were approved, total annual fund operating expenses (including management and 12b-1 service fees) for holders of Class A shares of JNL/Salomon Brothers Balanced and JNL/Salomon Brothers High Yield Bond would decrease from 0.90% of Fund average daily net assets to 0.80% and 0.81%, respectively. See "Fees and Expenses."

     LARGER ASSET BASE. The Reorganization would benefit Contract owners with beneficial interests in the Acquired Funds by allowing them to invest in combined Funds with a substantially larger asset base than that of the Acquired Funds currently. As of December 31, 2003, JNL/PPM America Balanced had an asset base [16] times larger than that of JNL/Salomon Brothers Balanced, and JNL/PPM America High Yield Bond had an asset base [14] times larger than that of JNL/Salomon Brothers High Yield Bond. See "Capitalization." Because the Acquired Funds do not have good prospects for growth and thus increase their size, reorganizing them into the Acquiring Funds appears to be the best way to offer Contract owners comparable underlying investment alternatives with sufficient assets to be operated more efficiently than the Acquired Funds.

     The larger asset base could also produce fund management benefits, such as the ability to command more attention from brokers and underwriters of securities in which the combined Funds invest than either Acquired Fund currently enjoys, although the primary beneficiary will be the Acquiring Funds. The combined Funds would also realize greater economies of scale. The larger, combined Funds also offer the potential benefit of increased investment opportunities, more diversified portfolios of securities and improved trading efficiency.

     PERFORMANCE. The Acquiring Funds have performed relatively better than the Acquired Funds since inception. As of December 31, 2003, JNL/PPM America Balanced had an average annual return since inception of 10.54% (inception date:
May 15, 1995) versus 3.73% for JNL/Salomon  Brothers  Balanced  (inception date:
March 2, 1998), and JNL/PPM America High Yield Bond had an average annual return since inception of 6.69% (inception date: May 15, 1995) versus 5.00% for JNL/Salomon Brothers High Yield Bond (inception date: March 2, 1998).

     INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS. Contract owners with beneficial interests in the Acquired Funds will retain the same investment adviser and other service providers under the Reorganization as they have under the Acquired Funds currently. The investment adviser for the Acquiring Funds, JNAM, is the same as for the Acquired Funds. The sub-adviser for the Acquiring Funds, PPM America, Inc., will remain the same after the Reorganization. See "Other Information about the Acquiring Funds." The custodian for the Acquiring Funds, Mellon Trust of New England, N.A., is the same as for the Acquired Funds and will remain the same after the Reorganization. The transfer agent for the Acquiring Funds, JNAM, is the same as for the Acquired Funds and will remain the same after the Reorganization. The distributor for shares of the Acquiring Funds, JNLD, is the same as for the Acquired Funds and will remain the same after the Reorganization.

     TAX-FREE REORGANIZATION. The Reorganization will have no tax effect on Contract owners with beneficial interests in the Acquired Funds.

     COSTS OF REORGANIZATION. The expenses of the Reorganization will be borne by JNAM and no sales or other charges will be imposed on Contract owners in connection with the Reorganization.

     In summary, in determining whether to recommend approval of the Reorganization, the Board considered factors including (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholders, Contract owners' and plan participants' interests; (2) the compatibility of the Funds' investment objectives, investment strategies and investment restrictions, as well as shareholder services offered by the Funds;
(3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to shareholders, Contract owners and plan participants of having a larger asset base in the combined Funds; (5) the relative historical performance of the Funds; (6) the management of the Funds;
(7) the federal tax consequences of the Reorganization; and (8) the costs of the Reorganization. The Board also considered that the Acquired Funds were likely to remain relatively small and encounter continuing difficulties in attracting assets as well as possible alternatives to the Reorganization.

     For the reasons described above, the Board of Trustees of JNL Series Trust, including all of its Disinterested Trustees, determined that the Reorganization would be in the best interests of each Acquired Fund, and that the interests of each Acquired Fund's Contract owners would not be diluted as a result of effecting the Reorganization. At the Board meeting held on January 29, 2004, the Board voted unanimously to approve the proposed Reorganization and recommended its approval by Contract owners with beneficial interests in the Acquired Funds.

         THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU PROVIDE INSTRUCTIONS
                    TO VOTE FOR EACH PROPOSED REORGANIZATION.

FEDERAL INCOME TAX CONSEQUENCES

     As a condition to the consummation of the Reorganization, the Acquired Funds and the Acquiring Funds will have received opinions of Jorden Burt LLP, tax counsel to the Trust, which conclude, on the basis of the assumptions stated in the opinions, that neither the Acquired Funds, the Acquiring Funds, their shareholders nor the contract owners with contract values allocated to the Acquiring Funds or the Acquired Funds will incur any additional tax obligation as a result of the Reorganization. The opinions will conclude that either :

          o (i) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code with respect to each Acquired Fund and its corresponding Acquiring Fund; (ii) no gain or loss will be recognized by any of the Acquired Funds or the corresponding Acquiring Funds upon the transfer of all of the assets and liabilities, if any, of each Acquired Fund to its corresponding Acquiring Fund solely in exchange for shares of the Acquiring Fund or upon the distribution of the shares of the Acquiring Fund to the holders of shares of the Acquired Fund solely in exchange for all of their shares of the Acquired Fund;
               (iii) no gain or loss will be recognized by shareholders of any of the Acquired Funds upon the exchange of such Acquired Fund's shares solely for shares of the corresponding Acquiring Fund; and
               (iv) no gain or loss will be recognized by any contract owners with contract values allocated to the Acquiring Funds or the Acquired Funds; or, in the alternative

          o (i) the Reorganization will not qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended of the Code, as amended; (ii) the contract owners and employee benefit plan participants with beneficial interests in the Funds will not realize a tax gain or loss resulting from the Reorganization because of the nature of the contracts and the nature of the plan, respectively, (iii) the Acquiring Funds will not realize a tax gain or loss a result of the Reorganization, and (iv) the Acquired Funds will realize a tax gain or loss as a result of the Reorganization, but will not incur any tax liabilities as a result of the Reorganization because of the operation of the tax rules applicable to regulated investment companies which allow the deduction of dividends paid.



CAPITALIZATION

         The following tables show the capitalization of each Acquired Fund and each Acquiring Fund as of December 31, 2003 and of each Acquiring Fund on a PRO FORMA basis as of that date, giving effect to the proposed acquisition by each Acquiring Fund of the assets and stated liabilities of the corresponding Acquired Fund at net asset value. [To be updated by amendment.]

------------------------------- -------------------------------
        CAPITALIZATION          JNL/SALOMON BROTHERS BALANCED
                                          (CLASS A)
------------------------------- -------------------------------
------------------------------- -------------------------------
Net assets (in millions)        $ 18.6
------------------------------- -------------------------------
------------------------------- -------------------------------
Shares outstanding              1,701
------------------------------- -------------------------------
------------------------------- -------------------------------
Net asset value per share       $ 10.96
------------------------------- -------------------------------
------------------------------- -------------------------------
        CAPITALIZATION             JNL/PPM AMERICA BALANCED
                                          (CLASS A)
------------------------------- -------------------------------
------------------------------- -------------------------------
Net assets (in millions)        $303.9
------------------------------- -------------------------------
------------------------------- -------------------------------
Shares outstanding              19,538
------------------------------- -------------------------------
------------------------------- -------------------------------
Net asset value per share       $15.55
------------------------------- -------------------------------
------------------------------- -------------------------------
   PRO FORMA CAPITALIZATION        JNL/PPM AMERICA BALANCED
                                    INCLUDING JNL/SALOMON
                                      BROTHERS BALANCED
                                          (CLASS A)
                                     (pro forma combined)
------------------------------- -------------------------------
------------------------------- -------------------------------
Net assets (in millions)        $322.5
------------------------------- -------------------------------
------------------------------- -------------------------------
Shares outstanding              20,741
------------------------------- -------------------------------
------------------------------- -------------------------------
Net asset value per share       $15.55
------------------------------- -------------------------------

------------------------------- --------------------------------
        CAPITALIZATION               JNL/SALOMON BROTHERS
                                        HIGH YIELD BOND
                                           (CLASS A)
------------------------------- --------------------------------
------------------------------- --------------------------------
Net assets (in millions)        $ 19.5
------------------------------- --------------------------------
------------------------------- --------------------------------
Shares outstanding              2,424
------------------------------- --------------------------------
------------------------------- --------------------------------
Net asset value per share       $ 8.03
------------------------------- --------------------------------
------------------------------- --------------------------------
        CAPITALIZATION            JNL/PPM AMERICA HIGH YIELD
                                             BOND
                                           (CLASS A)
------------------------------- --------------------------------
------------------------------- --------------------------------
Net assets (in millions)        $266.2
------------------------------- --------------------------------
------------------------------- --------------------------------
Shares outstanding              30,601
------------------------------- --------------------------------
------------------------------- --------------------------------
Net asset value per share       $8.70
------------------------------- --------------------------------
------------------------------- --------------------------------
          PRO FORMA               JNL/PPM AMERICA HIGH YIELD
        CAPITALIZATION            BOND INCLUDING JNL/SALOMON
                                   BROTHERS HIGH YIELD BOND
                                           (CLASS A)
                                     (pro forma combined)
------------------------------- --------------------------------
------------------------------- --------------------------------
Net assets (in millions)        $285.7
------------------------------- --------------------------------
------------------------------- --------------------------------
Shares outstanding              32,833
------------------------------- --------------------------------
------------------------------- --------------------------------
Net asset value per share       $8.70
------------------------------- --------------------------------

                         PRINCIPAL RISKS OF INVESTING IN
                     THE ACQUIRING FUNDS AND ACQUIRED FUNDS

     An investment in the Funds is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Funds. A variety of risks may influence the Funds' investment performance. The following tables show the principal risks of investing in the Acquiring Funds and Acquired Funds. Risks not shown for a particular Fund may, however, still apply to some extent to that Fund at various times. Each risk is explained in more detail in the discussion following the chart.

JNL/SALOMON BROTHERS BALANCED AND JNL/PPM AMERICA BALANCED

----------------------------------------- -------------- -------------- ---------------- -------------- --------------
                  FUND                     MARKET RISK   HIGH-YIELD /   PREPAYMENT RISK     FOREIGN     CURRENCY RISK
                                                           HIGH-RISK                       INVESTING
                                                             BONDS                           RISK
----------------------------------------- -------------- -------------- ---------------- -------------- --------------
----------------------------------------- -------------- -------------- ---------------- -------------- --------------
JNL/SALOMON BROTHERS BALANCED                   X              X               X               X              X
----------------------------------------- -------------- -------------- ---------------- -------------- --------------
----------------------------------------- -------------- -------------- ---------------- -------------- --------------
JNL/PPM AMERICA                                 X              X               X
BALANCED
----------------------------------------- -------------- -------------- ---------------- -------------- --------------

JNL/SALOMON BROTHERS HIGH YIELD BOND AND JNL/PPM AMERICA HIGH YIELD BOND

--------------------------------- ------------ ------------- ---------------- ------------ ------------- -------------
              FUND                MARKET RISK   HIGH-YIELD   PREPAYMENT RISK    FOREIGN      CURRENCY      EMERGING
                                               / HIGH-RISK                     INVESTING       RISK      MARKET RISK
                                                  BONDS                          RISK
--------------------------------- ------------ ------------- ---------------- ------------ ------------- -------------
--------------------------------- ------------ ------------- ---------------- ------------ ------------- -------------
JNL/SALOMON BROTHERS HIGH YIELD        X            X               X              X            X             X
BOND
--------------------------------- ------------ ------------- ---------------- ------------ ------------- -------------
--------------------------------- ------------ ------------- ---------------- ------------ ------------- -------------
JNL/PPM AMERICA                        X            X               X              X            X
HIGH YIELD BOND
--------------------------------- ------------ ------------- ---------------- ------------ ------------- -------------

     MARKET RISK: Funds that invest in equity securities are subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     HIGH-YIELD/HIGH-RISK BONDS: Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     PREPAYMENT RISK: During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     FOREIGN INVESTING RISK: Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause a Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that a Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     CURRENCY RISK: The value of a Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     EMERGING MARKET RISK: Many emerging market countries in which the Fund invests have markets that are less liquid and more volatile than markets in the U.S. and other developed countries. There is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.

           PERFORMANCE AND FINANCIAL HIGHLIGHTS OF THE ACQUIRING FUNDS

PAST PERFORMANCE

     The past performance of the Acquiring Funds is incorporated by reference herein to the Annual Report to shareholders of the Acquiring Funds for the fiscal year ended December 31, 2003.

     The bar charts and tables in the Annual Report show the past performance of the Acquiring Funds' shares. The charts present the annual returns and show how performance has varied from year to year. The tables show the Acquiring Funds' annual returns and compare them to broad-based indices since these shares were first offered. Both the charts and the tables assume reinvestment of dividends and distributions. The Acquiring Funds' returns shown in the charts and tables do not reflect the deduction of any charges that are imposed under a Variable Contract. Those charges, which are described in the Variable Contract prospectus, will reduce your returns. As with all mutual funds, the Acquiring Funds' past performance does not necessarily indicate how it will perform in the future.

FINANCIAL HIGHLIGHTS

     The audited financial highlights of the Acquiring Funds are incorporated by reference herein to the Annual Report to shareholders of the Acquiring Funds for the fiscal year ended December 31, 2003.

     The financial highlights table in the Annual Report provides selected per share data for one share of each Acquiring Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges. The table is intended to help you understand an Acquiring Fund's financial performance for the past five years. This information is derived from the Acquiring Funds' Annual Report to Shareholders for the fiscal year ending December 31, 2003, and should be read in conjunction with the Acquiring Funds' financial statements and related notes for that period, which are incorporated by reference into the Statement of Additional Information related to this Prospectus/Proxy Statement.

                   OTHER INFORMATION ABOUT THE ACQUIRING FUND

GENERAL

     The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith files reports and other information with the SEC. The Trust files reports, proxy materials and other information with the SEC that you may inspect and copy at the public reference facilities maintained by the SEC at 450 Fifth Street N.W., Washington D. C. 20549 and at the SEC's Regional Office at 175 West Jackson Blvd., Suite 900, Chicago, IL 60604. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, Washington D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's Web site at WWW.SEC.GOV.

INVESTMENT ADVISER

     Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

     JNAM, 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of JNL, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Adviser is the successor to Jackson National Financial Services, LLC which served as investment adviser to the Trust from July 1, 1998 until January 31, 2001. Jackson National Financial Services, Inc. served as investment adviser from the inception of the Trust until July 1, 1998.

MANAGEMENT FEE

     As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Acquiring Fund, accrued daily and payable monthly. The fee the Adviser receives from each Acquiring Fund for the fiscal year ended December 31, 2003 is set forth below as an annual percentage of the average net assets of the Acquiring Fund.

---------------------------------------- -------------------------------------- --------------------------------------
            ACQUIRING FUND                              ASSETS                   ADVISORY FEE (ANNUAL RATE BASED ON
                                                                                AVERAGE NET ASSETS OF EACH ACQUIRING
                                                                                                FUND)
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
JNL/PPM America Balanced                 $0 to $50 million                      0.55%
                                         $50 million to $150 million            0.50%
                                         $150 million to $300 million           0.475%
                                         $300 million to $500 million           0.45%
                                         Over $500 million                      0.425%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
JNL/PPM America High Yield Bond          $0 to $50 million                      0.55%
                                         $50 million to $150 million            0.50%
                                         $150 million to $300 million           0.475%
                                         $300 million to $500 million           0.45%
                                         Over $500 million                      0.425%
---------------------------------------- -------------------------------------- --------------------------------------

SUB-ADVISORY ARRANGEMENTS

     The Adviser selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

     Under the terms of each of the Sub-Advisory Agreements with the Adviser, the sub-adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each Acquiring Fund consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser implements such programs by purchases and sales of securities. Each sub-adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

     As compensation for its services, each sub-adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Fund.

     The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated sub-advisers with the approval of the Board of Trustees, but without the approval of shareholders (the "Multi-Manager Order"). The Multi-Manager Order allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The Multi-Manager Order allows the Funds to operate more efficiently and with greater flexibility. The Adviser provides the following oversight and evaluation services to the Funds:

          o performing initial due diligence on prospective sub-advisers for the Funds

          o    monitoring the performance of sub-advisers

          o    communicating performance expectations to the sub-advisers

          o ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or terminated.

     The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds of the Trust, including the Acquiring Funds, approved this multi-manager structure.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT

     The sub-adviser to the Acquiring Funds is PPM America, Inc. ("PPM"), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of JNL and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

     PPM supervises and manages the investment portfolio of the Funds and directs the purchase and sale of the Funds' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Funds' investment objectives. PPM has supervised and managed the investment portfolio of JNL/PPM America Balanced since May 1, 1997 and of JNL/PPM America High Yield Bond since its inception.

ADMINISTRATIVE FEE

         In addition to the investment advisory fee, each Acquiring Fund pays to JNAM (the "Administrator") an Administrative Fee of 0.10% of the average daily net assets of the Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary f or the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

                      INFORMATION ABOUT THE ACQUIRED FUNDS

     The current Prospectus, Statement of Additional Information, and Annual Report for the Acquired Funds are incorporated herein by reference and are available from the Trust without charge. You may obtain a copy of the current Prospectus, Statement of Additional Information or Annual Report for the Acquired Funds without charge by calling (800) 766-4683 (toll-free) or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003.

     Additional information about the Acquired Funds is included in the Statement of Additional Information related to this Prospectus/Proxy Statement that has been filed with the SEC and which is incorporated herein by reference. Copies of the Statement of Additional Information related to this Prospectus/Proxy Statement may be obtained without charge by calling (800) 766-4683 (toll-free) or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003. The Acquired Funds are subject to the requirements of the 1940 Act and, in accordance with such requirements, file reports, proxy materials and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Office at 175 West Jackson Blvd., Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained at prescribed rates from the Public
Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 and are also available on the Commission's web site at HTTP://WWW.SEC.GOV.

                                CLASSES OF SHARES

     Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Acquiring Fund and Acquired Fund has two classes of shares (Class A and Class B). The outstanding shares of the Funds as of that date have been redesignated Class A shares. Only Class A shares a re involved in the Reorganizations, since the Acquired Funds have not issued any Class B shares.

     Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class. "Class expenses" will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                           BROKERAGE ENHANCEMENT PLAN

     The Acquiring Funds and Acquired Funds have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "BEP"). The BEP uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).

     The BEP authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions ("Brokerage Payments") to introducing brokers to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. The duty of best price and execution still applies to these transactions.

     The BEP permits the Brokerage Payments and Credits generated by securities transactions from one Fund of the Trust to inure to the benefit of other Funds as well. Authorized use of broker commissions under the Plan is not expected to increase the brokerage costs of the Trust.

     On September 25, 2003, the Board of Trustees of the Trust, including all of the disinterested Trustees (within the meaning of the 1940 Act, as amended), approved the Amended Plan pursuant to Rule 12b-1 with respect to the Class A shares and the Class B shares of each Fund. Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with Jackson National Life Distributor ("JNLD") dated December 12, 2002. The Amendment to the Distribution Agreement reflects the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Current shareholders of each Fund, who will become the Class A shareholders of that Fund under the multi-class plan, must approve the Amended Plan before it becomes effective for that Fund.

     JNLD, as principal underwriter, to the extent consistent with existing law, and the Amended Plan, may use the Rule 12b-1 fee to reimburse itself or compensate broker-dealers, administrators or others for providing distribution, administrative, or other services with respect to Class A shares. At the September 25, 2003 meeting, the Board also approved an Amendment to the Trust's existing Distribution Agreement reflecting these changes to the BEP. Current shareholders of each affected Fund, who will become Class A Shareholders of that Fund, must approve the Amended Plan before it may become effective for that Fund. This description of the Amended Plan and the Amendment to the Distribution Agreement is qualified in its entirety by reference to the Amended Plan, the current Distribution Agreement, and the Amendment to the Distribution Agreement.

     For more information about the BEP, please read the "Brokerage Enhancement Plan" section of the SAI.

              INVESTMENT IN ACQUIRED FUND AND ACQUIRING FUND SHARES

     Shares of the Funds are currently sold to separate accounts ("Accounts") of JNL, 1 Corporate Way, Lansing, Michigan 48951, and JNLNY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under the Variable Contracts and to qualified retirement plans. An insurance company purchases the shares of the Funds at their net asset value using premiums received on the Variable Contracts issued by the insurance company. There is no sales charge.

     Shares of the Funds are not available to the general public directly. Some of the Funds are managed by sub-advisers who manage publicly available mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Variable Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

     The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

     A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's shares.

     Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, the Trust's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value.

     All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                                SHARE REDEMPTION

     An Account redeems shares to make benefit or withdrawal payments under the terms of its Variable Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

     The Trust may suspend the right of redemption only under the following unusual circumstances:

          o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

          o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

          o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

     Each Fund's policy is to meet the requirements of Subchapter M of the Internal Revenue Code ("Code") necessary to qualify as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

     Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

     Because the shareholders of each Fund are Accounts and qualified retirement plans, there are no tax consequences to shareholders of buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds are not taxable to those shareholders. However, owners of Variable Contracts should consult the applicable Account prospectus for more detailed information on tax issues related to the Variable Contracts.

                               VOTING INFORMATION

THE MEETING

     The Meeting will be held at 10:00 a.m., Eastern Standard Time, on April 21, 2004, at the offices of JNL, 1 Corporate Way, Lansing, Michigan, together with any adjournment thereof. The Meeting is being held to consider and vote on the Plan, pursuant to which two Acquired Funds of the Trust will be reorganized into two Acquiring Funds of the Trust, as well as any other business that may properly come before the Meeting. Only shareholders of the Acquired Funds are entitled to vote on this matter, and approval or disapproval as to each reorganization contemplated by the Plan will be done separately for those Acquired Funds, as follows:

          o PROPOSAL 1: Shareholders of JNL/Salomon Brothers Balanced will vote to approve or disapprove its reorganization into JNL/PPM America Balanced;

          o PROPOSAL 2: Shareholders of JNL/Salomon Brothers High Yield Bond will vote to approve or disapprove its reorganization into JNL/PPM America High Yield Bond; and

          o PROPOSAL 3: Such other business as may properly come before the Meeting or any adjournment(s) or postponement(s) thereof.

A copy of the Plan is attached hereto as Exhibit A of this Prospectus/Proxy Statement.

     The Board fixed the close of business on February 20, 2004, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

QUORUM AND VOTING

     The Agreement and Declaration of Trust for JNL Series Trust, dated June 1, 1994 (the "Declaration of Trust"), provides that thirty percent of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, and that thirty percent of the aggregate number of shares in any Fund that are entitled to vote shall be necessary to constitute a quorum for the transaction of business by that Fund at a shareholders meeting.

     The Declaration of Trust further provides that shares may be voted in person or by proxy. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving its invalidity shall rest on the challenger. At all meetings of Shareholders, unless inspectors of election have been appointed, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. A proxy shall be revocable at any time prior to its exercise by a written notice addressed to and received by the Secretary of the Trust. Unless otherwise specified in the proxy, the proxy shall apply to all shares of each Fund owned by the shareholder.

REQUIRED VOTE

     The Declaration of Trust does not confer on shareholders a right to vote on consolidation or termination of a series of the Trust. However, Rule 17a-8 under the 1940 Act requires approval by a majority of the outstanding shares of each Acquired Fund as to each reorganization where the reorganization would result in the investment advisory contracts and sub-advisory contracts between the Acquired Funds and its advisers being materially different from the corresponding advisory contracts between the Acquiring Funds and its advisers. Approval of the Reorganization would result in a material change of sub-adviser for the Acquired Funds from Salomon Brothers Asset Management to PPM because an unaffiliated sub-adviser, Salomon Brothers Asset Management, would be terminated and replaced by an affiliated sub-adviser, PPM. See "The Sub-Adviser and Portfolio Management." Thus a majority of the outstanding voting securities of each Acquired Fund is required to approve each reorganization. See "Sub-Advisory Arrangements."

     Where a vote of the "majority of the outstanding voting securities" of a Fund is required to approve a Proposal, it shall mean the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The approval of a Proposal depends upon whether a sufficient number of votes is cast for the Proposal. Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against the proposal. The required vote to approve each Proposal is set forth in the discussion of that Proposal.

CONTRACT OWNER VOTING INSTRUCTIONS

     The Trust is organized as a Massachusetts business trust. Interests in the several Funds of the Trust are represented by shares. Shares of the Funds currently are sold only to Accounts of the Life Companies to fund the benefits of Variable Contracts issued by the Life Companies, to qualified employee benefit plans of JNL or directly to the Life Companies. Although the Life Companies legally own all of the shares of each Fund held in their respective Accounts that relate to the Variable Contracts, a portion of the value of your Variable Contract is invested by JNL or JNLNY, as provided in your Variable Contract, in shares of one or more Funds.

     You have the right under your Variable Contract to instruct JNL or JNLNY how to vote the shares attributable to your Variable Contract. JNL or JNLNY will vote all such shares in accordance with the voting instructions timely given by the Contract owners with assets invested in an Acquired Fund. Contract owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct JNL or JNLNY how to vote at the Meeting or any adjourned session. JNL and JNLNY will vote shares owned by themselves in proportion to voting instructions timely given by Contract owners.

     Contract owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Variable Contracts as of the Record Date. When a Contract owner completes the voting instructions form and sends it to JNL or JNLNY, JNL or JNLNY will vote the shares attributable to the Variable Contract of the Contract owner in accordance with the Contract owner's instructions. If a Contract owner merely signs and returns the form, JNL or JNLNY will vote those shares in favor of the proposal. If the Contract owner does not return the form, JNL or JNLNY will vote those shares in the same proportion as shares for which instructions were received from other Contract owners. The Life Companies have fixed the close of business on April 16, 2004 as the last day on which voting instructions will be accepted.

PROXY AND VOTING INSTRUCTION SOLICITATIONS

     The Board is soliciting proxies from shareholders of the Acquired Funds. JNL and JNLNY are the shareholders of record and are soliciting voting instructions from their Contract owners as to how to vote at the Meeting. The Board of Trustees has determined that the use of this joint Prospectus/Proxy Statement for each Acquiring Fund is in the best interest of each Acquiring Fund and its investors in light of the same matters being considered and voted on by the shareholders. In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, facsimile, telephone or personal contact by officers or employees of the Trust, JNAM or officers or employees of JNL.

     JNAM, as the Trust's Administrator, has retained the services of Management Information Services ("MIS"), 60 Research Road, Hingham, Massachusetts 02043, to assist in the tabulation of voting instructions. The anticipated cost of the services to be provided by MIS in connection with this proxy solicitation is approximately $11,000.

     The costs of printing and mailing of the Notice, this Prospectus/Proxy Statement, and the accompanying voting instruction card, and the solicitation of Contract owner voting instructions, will be paid by JNAM. The Trust does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

ADJOURNMENTS

     Any authorized voting instructions will be valid for any adjournment of the Meeting. If the management of the Trust receives an insufficient number of votes to approve the proposals, the Meeting may be adjourned to permit the solicitation of additional votes. Those persons named as proxies in the voting instructions have the discretion to vote for any such adjournment. The approval of the proposal depends upon whether a sufficient number of votes is cast for the proposal. Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against the proposal.

REVOCATION OF VOTING INSTRUCTIONS

     Any person giving voting instructions may revoke them at any time prior to exercising them by submitting to the Secretary of the Trust a superseding voting instruction form or written notice of revocation. Only the Contract owner executing the voting instructions can revoke them. The Life Companies will vote the shares of the Acquired Funds in accordance with all properly executed and un-revoked voting instructions.

OUTSTANDING SHARES AND PRINCIPAL SHAREHOLDERS

     The Life Companies will vote on the Reorganization as instructed by their Contract owners. As of __________________, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any of the Acquired Funds. [TO BE UPDATED BY AMENDMENT.]

     Because the shares of the Funds are sold only to the Life Companies, certain Funds of the Trust organized as fund-of-funds, and certain qualified retirement plans, JNL or JNLNY, through its Accounts which hold shares in the Trust as funding vehicles for the Variable Contracts, is the owner of record of substantially all of the shares of the Trust. In addition, JNL, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.

     As of______________, the following persons beneficially owned more than 5% of the shares of the Acquired Funds indicated below: [TO BE UPDATED BY AMENDMENT.]


--------------------------- ------------------------- ------------------------------------------- --------------------
      ACQUIRED FUND          TOTAL NUMBER OF SHARES        NAME & ADDRESS OF ACQUIRED FUND           PERCENTAGE OF
                                OF ACQUIRED FUND       SHAREHOLDERS WITH AT LEAST 5% OWNERSHIP       ACQUIRED FUND
                             OUTSTANDING AT [DATE]                    AT [DATE]                    SHARES HELD AS OF
                                                                                                        [DATE]
--------------------------- ------------------------- ------------------------------------------- --------------------
--------------------------- ------------------------- ------------------------------------------- --------------------
JNL/Salomon Brothers        *                         *                                           *
Balanced
--------------------------- ------------------------- ------------------------------------------- --------------------
--------------------------- ------------------------- ------------------------------------------- --------------------

--------------------------- ------------------------- ------------------------------------------- --------------------
--------------------------- ------------------------- ------------------------------------------- --------------------
JNL/Salomon Brothers High   *                         *                                           *
Yield Bond
--------------------------- ------------------------- ------------------------------------------- --------------------

     As of___________, the following persons beneficially owned more than 5% of the shares of the Acquiring Funds indicated below: [TO BE UPDATED BY AMENDMENT.]


--------------------------- ------------------------- ------------------------------------------- --------------------
      ACQUIRING FUND         TOTAL NUMBER OF SHARES        NAME & ADDRESS OF ACQUIRING FUND          PERCENTAGE OF
                               OF ACQUIRING FUND       SHAREHOLDERS WITH AT LEAST 5% OWNERSHIP      ACQUIRING FUND
                             OUTSTANDING AT [DATE]                    AT [DATE]                    SHARES HELD AS OF
                                                                                                        [DATE]
--------------------------- ------------------------- ------------------------------------------- --------------------
--------------------------- ------------------------- ------------------------------------------- --------------------
JNL/PPM America Balanced    *                         *                                           *
--------------------------- ------------------------- ------------------------------------------- --------------------
--------------------------- ------------------------- ------------------------------------------- --------------------

--------------------------- ------------------------- ------------------------------------------- --------------------
--------------------------- ------------------------- ------------------------------------------- --------------------
JNL/PPM America High        *
Yield Bond
--------------------------- ------------------------- ------------------------------------------- --------------------

SHAREHOLDER RIGHTS AND SECURITIES TO BE ISSUED

     There are no material differences between shareholder rights of the Acquired Funds and shareholder rights of the Acquiring Funds.

     The shares of the Acquiring Funds to be issued in the Reorganization will be Class A and B shares of JNL/PPM America Balanced and JNL/PPM America High Yield Bond.

OTHER BUSINESS

     The Trustees do not intend to present and do not have reason to believe that others will present any other items of business at the Meeting. However, if other matters are properly presented to the Meeting for a vote, the proxies will be voted upon such matters in accordance with the judgment of the persons acting under the proxies.

     The Trust does not hold regular meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting of shareholders should send their written proposals to the Secretary of the Trust at the address set forth on the first page of this Prospectus/Proxy statement.

     Proposals must be received a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for a meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent meeting of shareholders will vote in their discretion with respect to proposals submitted on an untimely basis.

         PROMPT EXECUTION AND RETURN OF THE ENCLOSED VOTING INSTRUCTIONS
                      FORM IS REQUESTED. A SELF-ADDRESSED,
             POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                    EXHIBIT A

                         FORM OF PLAN OF REORGANIZATION

                                JNL SERIES TRUST
      JNL/PPM AMERICA BALANCED FUND, JNL/PPM AMERICA HIGH YIELD BOND FUND,
                     JNL/SALOMON BROTHERS BALANCED FUND AND
                    JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

                             PLAN OF REORGANIZATION

         This plan of reorganization has been entered into on the 29th day of January, 2004, by the JNL SERIES TRUST (the "Trust"), a Massachusetts business trust, on behalf of its JNL/PPM AMERICA BALANCED FUND and JNL/PPM AMERICA HIGH YIELD BOND FUND (each an "Acquiring Fund"), and its JNL/SALOMON BROTHERS BALANCED FUND AND JNL/SALOMON BROTHERS HIGH YIELD BOND FUND (each an "Acquired Fund").

         WHEREAS, the Trust is a registered investment company under the Investment Company Act of 1940 as amended (the "1940 Act");

         WHEREAS the Board of Trustees has determined that the transactions described herein are in the best interests of the shareholders of each of the Acquired Funds and the Acquiring Funds;

         WHEREAS the Board of Trustees has determined that the transactions described herein will not dilute the shares of any shareholder of the Acquired Funds and the Acquiring Funds;

         WHEREAS the Board of Trustees has determined that the transactions described herein will provide for the equitable liquidation and distribution of the shares of the Acquired Funds;

         WHEREAS Article IV, Section 3 of the Trust's Declaration of Trust, dated June 1, 1994 (the "Declaration of Trust"), authorizes the Board of Trustees to direct the management of the business and affairs of the Fund;

         WHEREAS the Board of Trustees has determined that the JNL/Salomon Brothers Balanced Fund should be consolidated with and into the JNL/PPM America Balanced Fund, and that the JNL/Salomon Brothers High Yield Bond Fund should be consolidated with and into the JNL/PPM America High Yield Bond Fund; and

         WHEREAS the Board of Trustees has recommended that this plan of reorganization be approved by the shareholders of each of the Acquired Funds;

         NOW, THEREFORE, all the assets, liabilities and interests of each Acquired Fund shall be transferred on the Closing Date to the corresponding Acquiring Fund as described below, provided however, that such transaction shall not occur unless and until this plan shall have first been approved by a majority of the outstanding voting securities of the relevant Acquired Fund as provided in Section 2(a)(42) of the 1940 Act:

         1. The Closing Date shall be April 30, 2004, or such other day on which the Trust is open for business and the New York Stock Exchange is open for unrestricted trading as may be determined by the Trust's management;

         2. On or before the Closing Date, and before effecting each consolidation transaction described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to each such transaction that:

                  a. it shall qualify as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Tax Code") or, in the alternative, a satisfactory written opinion that such transaction shall not qualify as a tax-free reorganization under
         Section 368(a)(1) of the Tax Code, but that (i) the contract owners and employee benefit plan participants with beneficial interests in the Funds will not realize a tax gain or loss as a result of the transaction because of the nature of the contracts and the nature of the plan, respectively, (ii) the Acquiring Fund will not realize a tax gain or loss as a result of the transaction, and (iii) the Acquired Fund will realize a tax gain or loss as a result of the transaction, but will not incur any tax liabilities as a result of the transaction because of the operation of the tax rules applicable to regulated investment companies which allow the deduction of dividends paid; and

                  b. the securities to be issued in connection with such transaction have been duly authorized, and when issued in accordance with this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the relevant Acquiring Fund.

         3. In exchange for all of its shares of each Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the corresponding Acquiring Fund.

         4. For purposes of this transaction, the value of the shares of the Acquiring Funds and the Acquired Funds shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant Fund's prospectus.

         5. Upon completion of the foregoing transactions, each Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust's shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust's Board of Trustees and management shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Funds.

         6. The costs and expenses of these transactions, including the preparation, filing, printing and mailing of proxy solicitation material, disclosure documents and related legal fees shall be borne by Jackson National Asset Management, LLC.

         A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Trust.

         IN WITNESS WHEREOF, JNL Series Trust, on behalf of the JNL/Salomon Brothers Balanced Fund, JNL/Salomon Brothers High Yield Bond Fund, JNL/PPM America Balanced Fund, and JNL/PPM America High Yield Bond Fund, has caused this plan of reorganization to be executed and attested in the City of Lansing, State of Michigan, on the date first written above.

                                            JNL SERIES TRUST

                                            By:

                                            /s/ Robert A. Fritts
                                            -----------------------------
                                            Robert A. Fritts, President



                                            Attest:

                                            /s/ Susan S. Rhee
                                            -----------------------------
                                            Susan S. Rhee, Assistant Secretary

                                     PART B:

         INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH [3], 2004

                                JNL SERIES TRUST

                          ACQUISITION OF THE ASSETS OF
               JNL/SALOMON BROTHERS BALANCED FUND (CLASS A AND B)
            JNL/SALOMON BROTHERS HIGH YIELD BOND FUND (CLASS A AND B)
                 EACH A SERIES OF JNL SERIES TRUST (THE "TRUST")
          (EACH AN "ACQUIRED FUND," COLLECTIVELY, THE "ACQUIRED FUNDS")

                      BY AND IN EXCHANGE FOR THE SHARES OF
                  JNL/PPM AMERICA BALANCED FUND (CLASS A AND B)
              JNL/PPM AMERICA HIGH YIELD BOND FUND (CLASS A AND B)
                           EACH A SERIES OF THE TRUST
         (EACH AN "ACQUIRING FUND," COLLECTIVELY, THE "ACQUIRING FUNDS")

     This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Trust's Prospectus/Proxy Statement dated March [3], 2004 (the "Prospectus/Proxy Statement") and should be read in conjunction with the Prospectus/Proxy Statement for the special meeting of the shareholders as of the Record Date for the Trust: JNL/Salomon Brothers Balanced Fund ("JNL/Salomon Brothers Balanced") and JNL/Salomon Brothers High Yield Bond Fund ("JNL/Salomon Brothers High Yield Bond"). (Capitalized terms not defined herein shall have the meaning given to them in the Prospectus/Proxy Statement.) The Meeting is to be held on April 21, 2004. The financial statements of the Acquired Funds and Acquiring Funds for the year ended December 31, 2003 are incorporated by reference herein (which means they legally are a part of this SAI) from the Trust's Annual Report to shareholders.

     This SAI consists of this document and the following described documents, which will be delivered with the SAI and is incorporated by reference herein:

     (1) The Annual Report to Shareholders of the Trust for the fiscal year ended December 31, 2003 showing, among other things, financial information for the Acquired Funds and the Acquiring Funds as of that date (from which information is incorporated by reference into the SAI).

     A copy of the Prospectus/Proxy Statement and Annual Report may be obtained at no charge by calling (800) 766-4683, or writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002.

     The Prospectus/Proxy Statement describes certain transactions contemplated by the Acquiring Funds' proposed acquisition of the Acquired Funds pursuant to the terms of the Plan of Reorganization ("Plan"). Under the Plan, JNL/PPM America Balanced will acquire substantially all of the property, assets and goodwill of JNL/Salomon Brothers Balanced; and JNL/PPM America High Yield Bond will acquire substantially all of the property, assets and goodwill of JNL/Salomon Brothers High Yield Bond.

     Under the Plan, the assets of an Acquired Fund will be acquired by, and in exchange for, the Class A shares of the corresponding Acquiring Fund and the liabilities of that Acquired Fund will be assumed by the corresponding Acquiring Fund. The Acquired Fund will then be terminated by the Trust and the Class A shares of the Acquiring Fund distributed to Class A shareholders of the Acquired Fund in the redemption of the Class A Acquired Fund shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Funds then held by former shareholders of the Acquired Funds may be different from the number of shares of the Acquired Funds that had been held immediately before completion of the Reorganization, but the total investment will remain the same (I.E., the total value of each class of Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of each class of Acquired Fund shares held immediately before completion of the Reorganization.)


                                TABLE OF CONTENTS


INTRODUCTION.....................................................................................................1

GENERAL INFORMATION AND HISTORY..................................................................................1

COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES.............................................................1

ADDITIONAL RISK CONSIDERATIONS..................................................................................17

INVESTMENT RESTRICTIONS APPLICABLE TO ALL ACQUIRING FUNDS.......................................................20

TRUSTEES AND OFFICERS OF THE TRUST..............................................................................23

COMMITTEES OF THE BOARD OF TRUSTEES.............................................................................25

CERTAIN POSITIONS OF DISINTERESTED TRUSTEES AND THEIR FAMILY MEMBERS............................................26

OWNERSHIP OF TRUSTEES OF ACQUIRING FUND SHARES..................................................................26

OWNERSHIP BY DISINTERESTED TRUSTEES OF INTERESTS IN CERTAIN AFFILIATES OF THE TRUST.............................26

TRUSTEE COMPENSATION............................................................................................26

PRINCIPAL HOLDERS OF THE ACQUIRING FUND SHARES..................................................................27

INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS....................................................28

         Investment Adviser.....................................................................................28

         Investment Sub-Advisers................................................................................29

TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS......................................29

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT WITH THE ADVISER...................................................29

SUB-ADVISORY AGREEMENTS WITH PPM................................................................................30

ADMINISTRATIVE FEE..............................................................................................32

THE DISTRIBUTOR.................................................................................................33

BROKERAGE ENHANCEMENT PLAN......................................................................................33

ACQUIRING FUND TRANSACTIONS AND BROKERAGE.......................................................................35

CODE OF ETHICS..................................................................................................38

PURCHASES, REDEMPTIONS AND PRICING OF SHARES....................................................................38

DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES.....................................................39

         Description of Shares..................................................................................39

         Voting Rights..........................................................................................39

TAX STATUS......................................................................................................41

Performance.....................................................................................................41

         Standardized Average Total Return......................................................................42

         Non-Standardized Total Return..........................................................................42

         Yield and Effective Yield..............................................................................43

         Performance Comparisons................................................................................43

GENERAL INFORMATION.............................................................................................44

FINANCIAL STATEMENTS............................................................................................45

         Acquiring Funds........................................................................................45

         Acquired Funds.........................................................................................45


                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a Prospectus/Proxy Statement dated March [3], 2004 relating to the proposed Reorganization of the Acquired Funds of the Trust into the Acquiring Funds of the Trust in connection with the solicitation by the Trust's Board of Trustees (the "Board") of proxies to be voted at the Meeting of Shareholders of the Acquired Funds to be held on April 21, 2004.

                         GENERAL INFORMATION AND HISTORY

     The Trust is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust dated June 1, 1994. The Trust offers shares in separate Funds, each with its own investment objective.

              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

     This section describes some of the types of securities the Acquiring Funds may hold in their portfolios and the various kinds of investment practices that may be used in day-to-day portfolio management. An Acquiring Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with its investment objective(s) and policies described in the Prospectus/Proxy Statement and in this SAI.

ASSET-BACKED SECURITIES. An Acquiring Fund may invest in asset-backed securities, which include mortgage-backed securities. Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, commercial and residential mortgages and most are structured as pass-through securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. A sub-adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, an Acquired Fund may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit the Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities may be classified as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

     Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

BANK OBLIGATIONS. An Acquiring Fund may invest in bank obligations, which include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Acquiring Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

BORROWING AND LENDING. An Acquiring Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.

     An Acquiring Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

BRADY BONDS. An Acquiring Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future, including Panama and Peru.

     Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily in U.S. dollars) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted to at least one year's interest payments based on applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: 1) the collateralized repayment of principal at final maturity; 2) the collateralized interest payments; 3) the uncollateralized interest payments; and
(4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Brady Bonds involve various risk factors including residual risk and the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Acquiring Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

     Investments in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due in accord with the terms of the debt.

CASH POSITION. An Acquiring Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. The Funds also may invest cash balances in shares of affiliated money market funds. For temporary, defensive purposes, an Acquiring Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). An Acquiring Fund may invest in CMOs, which are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accord with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issue, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives. Depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

     The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

COMMERCIAL PAPER. An Acquiring Fund may invest in commercial paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs. Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.

COMMON AND PREFERRED STOCKS. An Acquiring Fund may invest in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, an Acquiring Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies or companies that are experiencing financial stress.

CONVERTIBLE AND EXCHANGEABLE SECURITIES. An Acquiring Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price increase in its underlying stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

     A convertible security usually is issued by either an operating company or by an investment bank. When issued by an operating company, a convertible security usually will be senior in the issuer's capital structure to common stock, but subordinate to other types of fixed income securities issued by that company. If and when the convertible security is "converted," the operating company often issues new stock to the holder of the convertible security. If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of, and is convertible through, the investment bank (or a special purpose entity created by the investment bank for such purpose). The issuer of a convertible security may be important in determining the security's value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and upon conditions established at the time of issue.

     Exchangeable securities often are issued by a company divesting a holding in another company. The primary difference between an exchangeable security and a traditional convertible security is the issuing company is different from the company that is the issuer of the underlying equity security into which the exchangeable security may be converted.

CATASTROPHE BONDS. An Acquiring Fund may invest in catastrophe bonds, which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. If a trigger event occurs, an Acquiring Fund may lose a portion or all of its principal invested in the bond. Catastrophe bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Catastrophe bonds also may expose a Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Catastrophe bonds may also be subject to liquidity risks.

     Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

DEPOSITORY RECEIPTS. American Depositary Receipts ("ADRs") typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, depositary receipts in registered form are intended for use in the U.S. securities markets, while depositary receipts in bearer form are intended for use in securities markets outside the U.S. Depository receipts may or may not be denominated in the same currency as the underlying securities which they represent.

     Depositary receipts may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and unsponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent an Acquired Fund invests in depositary receipts of an unsponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

     Depositary receipts involve many of the same risks as direct investments in foreign securities, described below.

DIVERSIFICATION. The Acquiring Funds are diversified companies, as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). A fund that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by:

     o    cash and cash items (including receivables), government securities,

     o    securities of other investment companies, and

     o other securities limited in respect to any one issuer to not more than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

     These percentage limitations are measured at the time that a fund acquires a security, and a fund will not lose its diversification status if the fund's holdings exceed these percentages because of post-acquisition changes in security prices.

EXCHANGE TRADED FUNDS. Exchange traded funds ("ETFs") are funds, unit investment trusts or depository receipts that hold portfolios of stocks that closely track the performance and dividend yield of a specific index. Currently, the types of indices sought to be replicated by ETFs included domestic equity indices, sector indices and foreign or international indices. ETF shares are traded on exchanges and are traded and priced throughout the trading day. ETFs permit an investor to purchase a selling interest in a portfolio of stocks throughout the trading day.

EQUITY SWAPS. Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to an equity swap contract typically will be a bank, investment banking firm or broker-dealer. The counterparty generally will agree to pay the fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in specified equity securities, plus the dividends that would have been received on those equity securities. The fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such equity securities. Therefore, the return to the fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the equity securities less the interest paid by the fund on the notional amount.

     A fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that are contractually obligated to be made. If the other party to an equity swap defaults, the fund's risk of loss consists of the net amount of payments that such fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the fund will not treat them as being subject to the fund's borrowing restrictions.

FIXED-INCOME SECURITIES. An Acquiring Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund. In general, fixed income securities represent a loan on money by the purchaser to the issuer. A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time or at a specified date, called "maturity." The security issuer typically must meet its obligations associated with its outstanding fixed income securities before it may declare or pay any dividend to holders of its equity securities, and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition. Bonds, notes and commercial paper are typical types of fixed income securities, differing in the length of the issuer's repayment schedule.

     The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer. The value of fixed income securities generally rises when interest rates fall, and fall when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

ADJUSTABLE AND FLOATING RATE OBLIGATIONS. The Acquiring Funds may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds. The Acquiring Funds may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Funds also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. See also the discussion of "Variable Rate Securities" below.

FOREIGN CURRENCY TRANSACTIONS. An Acquiring Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. An Acquiring Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. An Acquiring Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Acquiring Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:

     LOCK IN. When an Acquiring Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     CROSS HEDGE. If a particular currency is expected to decrease against another currency, an Acquiring Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     DIRECT HEDGE. If an Acquiring Fund wants to eliminate substantially all of the risk of owning a particular currency, or if the sub-adviser expects that the Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar. In either case, the Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the Fund would hope to benefit from an increase (if any) in value of the security.

     PROXY HEDGE. An Acquiring Fund might choose to use a "proxy" hedge, which may be less costly than a direct hedge. In this case, the Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

FOREIGN SECURITIES. An Acquiring Fund may invest in foreign securities. Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as ADRs). Such investments increase the Fund's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

FUTURES AND OPTIONS. Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. An Acquiring Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. government securities, foreign government securities or equity or fixed-income securities. A Fund may buy or sell "regulated" futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign over-the-counter or inter-dealer markets.

     Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower an Acquiring Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing an Acquiring Fund's income.

     An Acquiring Fund's use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Rather, in accord with regulations adopted by the Commodity Futures Trading Commission ("CFTC"), a Fund will employ such techniques only for: (1) hedging purposes; or (2) otherwise, to the extent that (i) aggregate initial margin and required premiums do not exceed 5 percent of the Fund's net assets; or (ii) the "notional" amount of such contracts does not exceed the net assets of the Fund.

HIGH-YIELD BONDS. An Acquiring Fund may invest its assets in fixed-income securities offering high current income that are in the lower-rated categories of recognized rating agencies or, if not rated, considered to be of comparable quality. Investments in lower-rated fixed income securities involve greater risk than investments in higher-rated ("investment grade") securities. High-yield bonds are commonly referred to as "junk bonds."

     High-yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high-yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may also depress the price for such securities. The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

     The analysis of the creditworthiness of issuers of lower-rated fixed income securities may be more complex and uncertain than for issuers of higher-rated securities, and the use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. An Acquiring Fund may not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by an Acquiring Fund, the Fund may retain the portfolio security if the Fund deems it in the best interest of shareholders.

HYBRID INSTRUMENTS. An Acquiring Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

ILLIQUID SECURITIES. An Acquiring Fund may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of
1933) not determined to be liquid in accord with guidelines established by the Trust's Board of Trustees; over-the-counter (OTC) options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions. See the description of the Funds' investment restrictions below for more information about the Funds' policies with respect to investments in illiquid securities.

     Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds' shares.

INFLATION-INDEXED BONDS. An Acquiring Fund may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Acquiring Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price-Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

INVESTMENT COMPANIES. An Acquiring Fund may invest in investment companies, including other funds of the Trust, to the extent permitted under the 1940 Act. An Acquiring Fund may invest cash balances in shares of investment companies, including other funds of the Trust, which are money market funds managed by the Trust's investment adviser or its affiliates. As a shareholder in an investment company, the Acquiring Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

EXCHANGE-TRADED FUND ("ETF"). This is a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. An Acquiring Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

MORTGAGE-BACKED SECURITIES. An Acquiring Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-backed security held by an Acquiring Fund are passed through to the Fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may raise or lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Acquiring Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments. Conversely, if a mortgage security is trading at a premium, its total return would be decreased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

MORTGAGE DOLLAR ROLLS AND U.S. TREASURY ROLLS. An Acquiring Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. An Acquiring Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. An Acquiring Fund may only enter into covered rolls. A "covered roll" is a type of dollar roll for which the Fund maintains an offsetting cash or cash equivalent position which matures on or before the forward repurchase settlement date of the dollar roll transaction. At the time a Fund enters into a "covered roll," it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid assets equal in value to its repurchase obligation and, accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     In a U.S. Treasury roll, an Acquiring Fund sells U.S. Treasury securities and buys back "when issued" U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the "when issued" U.S. Treasury security. An Acquiring Fund might enter into this type of transaction to (i) incrementally adjust the average maturity of its portfolio (which otherwise would constantly decrease with the passage of time), or (ii) increase the interest yield on its portfolio by extending the average maturity of the portfolio. During the period before the settlement date of a U.S. Treasury roll, the Acquiring Fund continues to earn interest on the securities it is selling, but does not earn interest on the securities it is purchasing until after the settlement date. An Acquiring Fund could suffer an opportunity loss if the counter-party to the roll transaction failed to perform its obligations on the settlement date, and if market conditions changed adversely between the date of the transaction and the date of settlement. However, to minimize this risk, the Funds intend to enter into U.S. Treasury roll transactions only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

PARTICIPATIONS AND ASSIGNMENTS. An Acquiring Fund may invest in fixed- and floating-rate loans ("Loans") arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions ("Lenders"). An Acquiring Fund may invest in such Loans in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically will result in an Acquiring Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, an Acquiring Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, an Acquiring Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, an Acquiring Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. An Acquiring Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the sub-adviser to be creditworthy. When an Acquiring Fund purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

     An Acquiring Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, such instruments could be resold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The Acquiring Funds currently treat investments in Participations and Assignments as illiquid for purposes of their limitations on investment in illiquid securities. However, the Trustees may in the future adopt guidelines for determining whether Assignments and Loan Participations are liquid or illiquid.

PASSIVE FOREIGN INVESTMENT COMPANIES. An Acquiring Fund may purchase the securities of passive foreign investment companies. A passive foreign investment company, in general, is a foreign corporation of which either at least 75% of its income is passive or an average of at least 50% of its assets produce, or are held for the production of, passive income. In addition to bearing their proportionate share of the Trust's annual operating expenses, shareholders will also indirectly bear similar expenses of such investment companies.

PORTFOLIO TURNOVER. An Acquiring Fund may engage in short-term transactions if such transactions further its investment objective. An Acquiring Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Portfolio turnover rates also may be increased by purchases or redemptions of the Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs are pooled investment vehicles whose assets consist primarily of interests in real estate and real estate loans. The REITs in which an Acquired Fund may invest include equity REITs, which own real estate properties and realize income from rents and gain or loss from the sale of real estate interests, and mortgage REITs, which make construction, development and long-term mortgage loans and realize income from interest payments on loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, heavy cash flow dependency, self-liquidation, failure to qualify as a "pass-through" entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified. REITs (especially mortgage REITs) are subject to interest rate risk.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. An Acquiring Fund may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by an Acquiring Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security. An Acquiring Fund will only enter into repurchase agreements that are fully collateralized. For a repurchase agreement to be considered fully collateralized, the Acquiring Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

     The Acquiring Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, an Acquiring Fund, together with other registered investment companies having management agreements with the Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

     When an Acquiring Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

SECURITIES LENDING. Lending portfolio securities enables an Acquiring Fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of an Acquiring Fund's portfolio securities must deposit acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines. An Acquiring Fund may reinvest any cash collateral in money market investments or other short-term liquid investments. An Acquiring Fund retains authority to terminate any of its loans at any time. An Acquiring Fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the investment of cash held as collateral. An Acquiring Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. An Acquiring Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

SHORT SALES. An Acquiring Fund may sell securities short. A short sale is the sale of a security the Acquiring Fund does not own. If an Acquiring Fund sells a security short, it must borrow from a broker-dealer or other lender that security to deliver to the purchaser in the short sale. A short sale is "against the box" if at all times when the short position is open the Acquiring Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Fund engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Trustees, in a segregated account, or otherwise cover its position in a permissible manner. If the value of the security sold short goes up, the Acquiring Fund will have to buy it back at that higher price resulting in a loss to the Acquiring Fund, to make good on the borrowing.

SHORT-TERM CORPORATE DEBT SECURITIES. An Acquiring Fund may invest in short-term corporate debt securities. These are non-convertible corporate debt securities (E.G., bonds, debentures or notes) which have one year or less remaining to maturity. Short-term corporate debt securities may have fixed, variable, or floating rates.

STANDARD & POOR'S DEPOSITORY RECEIPTS ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index. The SPDR Trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to an Acquiring Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

STRIPPED MORTGAGE-BACKED SECURITIES. An Acquiring Fund may purchase stripped mortgage-backed securities, which may be considered derivative mortgage-backed securities. Stripped mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government or by private entities. Stripped mortgage-backed securities have greater volatility than other types of mortgage-backed securities. Stripped mortgage-backed securities are structured with two or more classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest ("IOs," or "interest-only" securities), while the other class will receive all of the principal ("POs", or "principal-only" securities). The yield to maturity of such mortgage-backed securities that are purchased at a substantial discount or premium are extremely sensitive to changes in interest rates as well as to the rate of principal payments (including prepayments) on the related underlying mortgage assets.

     As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates.

     The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or AA or is derived from a full faith and credit obligation of an agency or instrumentality of the U.S. government. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

SUPRANATIONAL  AGENCY  SECURITIES.  An Acquiring  Fund may invest in  securities
issued  or  guaranteed   by  certain   supranational   entities,   such  as  the
International Development Bank.

SPECIAL SITUATIONS. An Acquiring Fund may invest in "special situations." A special situation arises when, in the opinion of the Acquiring Fund's investment sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

SWAP AGREEMENTS. An Acquiring Fund may enter into interest rate, index and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. Each Acquiring Fund may also enter into options on swap agreements. These transactions are entered into an attempt to obtain a particular return when it is considered desirable to do so, possibly at lower costs to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate "caps," under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate "floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate "collars," under which a party sells a "cap" and purchases a "floor" or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

     Most swap agreements entered into by an Acquiring Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). An Acquiring Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Trustees, to avoid any potential leveraging of the Acquiring Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the 1940 Act's restriction concerning issuance by an Acquiring Fund of senior securities. An Acquiring Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether an Acquiring Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be construed to be illiquid. Moreover, an Acquiring Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Acquiring Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Acquiring Fund's repurchase agreement guidelines). Certain restrictions imposed on the Acquiring Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Acquiring Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     For purposes of applying the Acquiring Funds' investment policies and restrictions (as stated in the Prospectus/Proxy Statement and this SAI), swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (I.E., where the Fund is selling credit default protection), however, the Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Acquiring Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed as to principal and interest by U.S. government agencies or instrumentalities. These securities are distinguished from U.S. government obligations issued by the U.S. Treasury, described below. Government agency and instrumentality securities include securities issued by the Federal National Mortgage Association ("Fannie Mae"), Government National Mortgage Association ("Ginnie Mae"), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Student Loan Marketing Association, and the Tennessee Valley Authority. Some of these securities, such as those issued by Ginnie Mae, are supported by the full faith and credit of the U.S. government; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.

U.S. GOVERNMENT OBLIGATIONS. U.S. government obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

VARIABLE RATE SECURITIES. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

     An Acquiring Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide an Acquiring Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     An Acquiring Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% of its assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities.

WARRANTS. An Acquiring Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase equity securities at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. An Acquiring Fund may purchase securities on a when-issued or delayed delivery basis ("when-issueds") and may purchase securities on a forward commitment basis ("forwards"). Any or all of a Fund's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risk. At the time the Acquiring Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement. During this period, alternative investment options are not available to the Fund to the extent of the segregated cash or liquid assets.

ZERO COUPON, STRIPPED AND PAY-IN-KIND BONDS. Unless otherwise stated herein, an Acquiring Fund may invest up to 10% of its assets in "zero coupon" bonds or "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. An Acquiring Fund may also purchase "pay-in-kind" bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

     Zero coupon, stripped and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon or stripped securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities of similar quality and with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

     Current federal income tax law requires holders of zero coupon and stripped securities, certain pay-in-kind securities, and certain other securities acquired at a discount, to accrue current interest income with respect to such securities even though no payment of interest is actually received, and a regulated investment company, such as an Acquired Fund, may be required to distribute its net income, including the interest income accrued but not actually received, to its shareholders. To avoid income or excise tax, an Acquired Fund may be required to distribute income accrued with respect to these discount securities, and may need to dispose of other securities owned to generate cash sufficient to make such distributions. The operation of these tax requirements may make such investments less attractive to investment companies and to taxable investors.

                         ADDITIONAL RISK CONSIDERATIONS

EMERGING MARKETS. The risk considerations noted below under "Foreign Securities" may be particularly relevant in the case of investments in developing countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict an Acquiring Fund's investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. In addition, emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

FOREIGN SECURITIES. Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of an Acquiring Fund. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. An Acquiring Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and an Acquiring Fund will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Acquiring Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve the same direct currency and liquidity risks as direct investments in foreign securities.

     The share price of an Acquiring Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. An Acquiring Fund's foreign investments may cause changes in a Fund's share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which an Acquiring Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Fund, depending on the extent of the Fund's foreign investments.

     An Acquiring Fund may employ certain strategies in order to manage currency exchange rate risks. For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. An Acquiring Fund may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge). An Acquiring Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). An Acquiring Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). An Acquiring Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Fund anticipates purchasing securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

     These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely an Acquiring Fund's performance depending on the sub-adviser's ability to correctly predict future exchange rates. If the sub-adviser employs such strategies based on an incorrect prediction of future exchange rates, the Acquiring Fund's return may be lower than if such strategies had not be employed at all.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes an Acquiring Fund to additional investment risks and transaction costs. If a sub-adviser seeks to protect a Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include: (i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and
(iv) the possible absence of a liquid secondary market for any particular instrument at any time. Investments in derivative instruments traded on foreign exchanges or in foreign markets also entail the additional risks described above with respect to foreign securities. Foreign derivatives may be standardized contracts traded on a foreign exchange or board of trade, or traded in over-the-counter or inter-dealer markets.

     An Acquiring Fund may purchase and sell both put and call options on fixed income or other securities, swap agreements or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     An Acquiring Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient cash or liquid assets are segregated to meet the Fund's immediate obligations. The Acquiring Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Acquiring Fund also will segregate cash or liquid assets equivalent to the amount, if any, by which the put is "in the money."

HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Acquiring Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary. During an economic downturn or a period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

     The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the previous major U.S. economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of likely behavior of such investments during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Many high-yield bonds do not trade frequently. When they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that judgment may play a bigger role in valuing the securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

     An Acquiring Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly.

HIGH-YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Acquiring Fund investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See "Foreign Securities.") The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which an Acquiring Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

HYBRID INSTRUMENTS. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Acquiring Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission, which generally regulates the trading of commodity futures on U.S. exchanges, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

            INVESTMENT RESTRICTIONS APPLICABLE TO ALL ACQUIRING FUNDS

FUNDAMENTAL POLICIES. Each Acquiring Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the particular Acquiring Fund if a matter affects just that Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the affected Acquiring Fund are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

         (1) Each Fund shall be a "diversified company," as such term is defined under the 1940 Act.

         (2) No Acquiring Fund may invest more than 25% of the value of its respective assets in any particular industry (other than U.S. government securities or shares of the JNL/PPM America Money Market Fund). The telecommunications industry is comprised of several services which are considered separate industries by the sub-advisers. Services can include cellular, long distance, paging and messaging, satellite or data and internet. As the telecommunications industry continues to expand, there may be more service industries created.

         (3) No Acquiring Fund may invest directly in real estate or interests in real estate; however, the Acquiring Fund may own debt or equity securities issued by companies engaged in those businesses.

         (4) No Acquiring Fund may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Acquiring Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

         (5) No Acquiring Fund may lend any security or make any other loan if, as a result, more than 33 1/3% of the Acquiring Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

         (6) No Acquiring Fund may act as an underwriter of securities issued by others, except to the extent that an Acquiring Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Acquiring Fund.

         (7) No Acquiring Fund may invest more than 15% of its net assets in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.

         (8) No Acquiring Fund may issue senior securities except that an Acquiring Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of an Acquiring Fund's total assets by reason of a decline in net assets, the Acquiring Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.

OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the Acquiring Funds. These restrictions are operating policies of the Acquiring Funds and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

FOR EACH ACQUIRING FUND, TO THE EXTENT APPLICABLE:

         (a) The Acquiring Funds intend to comply with the CFTC regulations limiting an Acquiring Fund's investments in futures and options for non-hedging purposes.

FOR JNL/PPM AMERICA BALANCED:

         (a) At least 25% of its assets will be invested, under normal market conditions, in fixed-income senior securities.

         (b) The Fund may invest up to 35% of its net assets in non-investment grade securities rated at least Ca by Moody's Investors Services, Inc. ("Moody's") or CC by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

FOR JNL/PPM AMERICA HIGH YIELD BOND:

         (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in bonds rated BA or below by Moody's or BB or below by S&P, or if unrated, of comparable quality.

         (b) The Fund may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P.

         (c) The Fund may invest up to 25% of its assets in foreign securities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. Unless otherwise indicated, all limitations applicable to Acquiring Fund investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

OPERATING POLICIES. The Managers have adopted additional investment restrictions for the Funds. The restrictions or operating policies of the Funds may be changed by the Managers without shareholder approval. The additional investment restrictions adopted by the Managers to date include the following:

         (a) A Fund will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (f) or (g) of Section 12(d)(1) of the 1940 Act.

RULE 35d-1. JNL/PPM America High Yield Bond, as noted immediately above and in the prospectus, has adopted a non-fundamental operating policy that requires at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

     Although this 80% or greater requirement is a non-fundamental operating policy that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days' written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy.

INSURANCE LAW RESTRICTIONS. In connection with the Trust's agreement to sell shares to the Accounts, Jackson National Asset Management, LLC ("JNAM" or the "Adviser") and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust, including the Acquiring Funds, complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                       TRUSTEES AND OFFICERS OF THE TRUST

         The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for each Fund of the Trust, including the Acquiring Funds, and choose the Trust's officers. The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years. The following also lists the number of portfolios overseen by the Trustees and other directorships of public companies or other registered investment companies held by the Trustees.

         For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust (57 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (12 portfolios), JNL Variable Fund III LLC (1 portfolio), JNL Variable Fund V LLC (1 portfolio), JNLNY Variable Fund I LLC (12 portfolios) and JNLNY Variable Fund II LLC (1 portfolio). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.



TRUSTEE/OFFICER (AGE) AND     CURRENT     LENGTH OF TIME        PRINCIPAL           NUMBER OF     OTHER TRUSTEESHIPS
         ADDRESS             POSITION         SERVED        OCCUPATION FOR THE    PORTFOLIOS IN   HELD BY THE TRUSTEE
                             WITH THE                          PAST 5 YEARS         THE FUND
                               TRUST                                                 COMPLEX
                                                                                   OVERSEEN BY
                                                                                   THE TRUSTEE
---------------------------
INTERESTED TRUSTEES
Andrew B. Hopping* (45)     Trustee      8/96 to Present   Executive Vice        85               None
1 Corporate Way             and Chair                      President, Chief
Lansing, MI 48951           of Board                       Financial Officer
                            of Trustees                    and Treasurer of
                                                           Jackson National
                                                           Life Insurance
                                                           Company; Trustee or
                                                           Manager, and
                                                           Chairman of each
                                                           other investment
                                                           company in the Fund
                                                           Complex.

Robert A. Fritts* (55)      Trustee,     8/97 to Present   Senior Vice           85               None
1 Corporate Way             President                      President and
Lansing, MI 48951           and Chief                      Controller of
                            Executive                      Jackson National
                            Officer                        Life Insurance
                                                           Company (9/03 to
                                                           Present); Vice
                                                           President and
                                                           Controller of Jackson
                                                           National Life
                                                           Insurance Company
                                                           (8/82 to 8/03);
                                                           Trustee or Manager,
                                                           and (since 12/02)
                                                           President and Chief
                                                           Executive Officer of
                                                           each other investment
                                                           company in the Fund
                                                           Complex.

DISINTERESTED TRUSTEES
Michael Bouchard (47)       Trustee      12/03 to present  Sheriff, Oakland      85               None
1 Corporate Way                                            County, Michigan
Lansing, MI 48951                                          (1/99 to Present)
                                                           Senator - State of
                                                           Michigan (1991-1999)
                                                           Chairman - Financial
                                                           Services Committee
                                                           (1/95 to 1/99)

Michelle Engler (45)        Trustee      12/03 to present  Attorney (1983 to     85               Director of
1 Corporate Way                                            Present)                               Federal Home Loan
Lansing, MI 48951                                          First Lady of the                      Mortgage
                                                           State of Michigan                      Corporation
                                                           (1990-2002)
                                                           Michigan Community
                                                           Service Commission
                                                           Chair (1991-2000)

Joseph Frauenheim (69)      Trustee      12/94 to present  Consultant (Banking)  85               None
1 Corporate Way
Lansing, MI 48951

Richard McLellan (61)       Trustee      12/94 to present  Member, Dykema        85               None
1 Corporate Way                                            Gossett PLLC (law
Lansing, MI 48951                                          firm)


Dominic D'Annunzio (65)     Trustee      2/02 to present   Acting Commissioner   85               None
1 Corporate Way                                            of Insurance for
Lansing, MI 48951                                          the State of
                                                           Michigan (1/90 to
                                                           5/90) (8/97 to
                                                           5/98), Deputy
                                                           Commissioner of the
                                                           Office of Financial
                                                           Analysis and
                                                           Examinations (4/89
                                                           to 8/97)
---------------
* Messrs. Hopping and Fritts are "interested persons" of the Trust due to their positions with Jackson National Life Insurance Company, which is the parent company of the Adviser and Distributor.

TRUSTEE/OFFICER (AGE) AND     CURRENT     LENGTH OF TIME        PRINCIPAL           NUMBER OF     OTHER TRUSTEESHIPS
         ADDRESS             POSITION         SERVED        OCCUPATION FOR THE    PORTFOLIOS IN   HELD BY THE TRUSTEE
                             WITH THE                          PAST 5 YEARS         THE FUND
                               TRUST                                                 COMPLEX
                                                                                   OVERSEEN BY
                                                                                   THE TRUSTEE
---------------------------
OFFICERS
Thomas J. Meyer (56)        Vice         12/94 to Present  General Counsel,      Not Applicable   Not Applicable
1 Corporate Way             President,                     Senior Vice
Lansing, MI 48951           Counsel                        President and
                            and                            Secretary of
                            Secretary                      Jackson National
                                                           Life Insurance
                                                           Company

Mark D. Nerud (37)          Vice         8/97 to Present   Chief Financial       Not Applicable   Not Applicable
225 West Wacker Drive       President,                     Officer (11/00 to
Chicago, IL 60606           Treasurer,                     Present; Managing
                            and Chief                      Board Member of the
                            Financial                      Adviser (11/00 to
                            Officer                        11/03); Vice
                                                           President,
                                                           Treasurer, Chief
                                                           Financial Officer
                                                           of other Investment
                                                           Companies advised
                                                           by the Adviser;
                                                           Vice President -
                                                           Fund Accounting &
                                                           Administration of
                                                           Jackson National
                                                           Life Insurance
                                                           Company (1/00 to
                                                           Present)

Susan S. Rhee (32)          Assistant    1/00 to present   Secretary of the      Not Applicable   Not Applicable
1 Corporate Way             Secretary                      Adviser (11/00 to
Lansing, MI 48951                                          Present); Assistant
                                                           Vice President of
                                                           Jackson National Life
                                                           Insurance Company
                                                           (8/03 to Present);
                                                           Associate General
                                                           Counsel of Jackson
                                                           National Life
                                                           Insurance Company
                                                           (7/01 to present),
                                                           Senior Attorney of
                                                           Jackson National Life
                                                           Insurance Company
                                                           (1/00 to 7/01);
                                                           Goldman, Sachs & Co.
                                                           (10/99 to 12/99); Van
                                                           Eck Associates
                                                           Corporation (9/97 to
                                                           10/99)

                       COMMITTEES OF THE BOARD OF TRUSTEES

     The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the Trust's independent auditor, and for the approval of the auditor's fee. The
Audit Committee also reviews the Trust's internal controls regarding finance, accounting, legal compliance and the Trust's auditing, accounting and financial processes generally. The Audit Committee also serves as the Trust's "Qualified Legal Compliance Committee", for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the Securities and Exchange Commission. Messrs. Frauenheim, McLellan and D'Annunzio are members of the Audit Committee. Mr. Frauenheim serves as Chair of the Audit Committee. The Audit Committee had [3] meetings in the last fiscal year.

     The Pricing Committee oversees the valuation of portfolio securities when there are missing prices, other circumstances requiring determination of fair value of portfolio securities, or pricing errors. Messrs. Hopping and Fritts are members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had [12] meetings in the last fiscal year.

                              CERTAIN POSITIONS OF
                 DISINTERESTED TRUSTEES AND THEIR FAMILY MEMBERS

     None of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, held any position (other than the disinterested Trustee's position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with: (i) any Fund; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

                 OWNERSHIP OF TRUSTEES OF ACQUIRING FUND SHARES

         As of December 31, 2003, the Trustees beneficially owned the following interests in shares of the Acquiring Funds: [TO BE UPDATED AS OF 12/31/03 BY AMENDMENT]

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                INVESTMENT COMPANIES OVERSEEN BY THE
                                         DOLLAR RANGE OF EQUITY SECURITIES IN    TRUSTEE IN THE FAMILY OF INVESTMENT
                TRUSTEE                                THE FUND                               COMPANIES
---------------------------------------- -------------------------------------- --------------------------------------
Robert A. Fritts                                   $1,000 - $10,000
                                           (JNL/PPM America High Yield Bond)                Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
Andrew B. Hopping                                         N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

         As is described in the Prospectus/Proxy Statement, shares in the Acquiring Funds of the Trust are sold only to Jackson National Life Insurance Company ("JNL") and Jackson National Life Insurance Company of New York ("JNLNY") and to qualified retirement plans. The beneficial interest of Messr. Fritts in shares of the Acquiring Funds reflected in the foregoing table are held by him through a qualified retirement plan maintained by Jackson National Life Insurance Company for its officers and employees.

                       OWNERSHIP BY DISINTERESTED TRUSTEES
                 OF INTERESTS IN CERTAIN AFFILIATES OF THE TRUST

         As of December 31, 2003, none of the Disinterested Trustees, nor any member of a Disinterested Trustee's immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.

                              TRUSTEE COMPENSATION

         The Trustees who are "interested persons" receive no compensation from the Trust. Each Disinterested Trustee is paid by the Trust an annual retainer of $10,000, as well as a fee of $5,000 for each meeting of the Board of Trustees attended. The Chair of the Audit Committee receives an additional annual retainer of $5,000 for his services in that capacity.

     For the year ended December 31, 2003, the Disinterested Trustees received the following fees for service as Trustee:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                                                                                                TOTAL COMPENSATION FROM
        TRUSTEE                 AGGREGATE        PENSION OR RETIREMENT     ESTIMATED ANNUAL        TRUST AND FUND
                            COMPENSATION FROM     BENEFITS ACCRUED AS        BENEFITS UPON         COMPLEX PAID TO
                                  TRUST          PART OF TRUST EXPENSES       RETIREMENT              TRUSTEES
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Michael Bouchard                 $27,500                   $0                     $0                   $27,500
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Dominic D'Annunzio               $35,000                   $0                     $0                   $35,000
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Michelle Engler                  $27,500                   $0                     $0                   $27,500
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Joseph Frauenheim                $30,000                   $0                     $0                   $30,000
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Richard McLellan                 $30,000                   $0                     $0                   $30,000
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

         Neither the Trust nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Trustees.

                 PRINCIPAL HOLDERS OF THE ACQUIRING FUND SHARES

         As of____________, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of the Acquiring Funds. [TO BE UPDATED AS OF A DATE WITHIN 30 DAYS BEFORE FILING BY AMENDMENT]

         Because shares in the Trust are sold only to JNL, JNLNY, certain Funds of the Trust organized as fund of funds, and to certain qualified retirement plans, JNL, through its Accounts which hold shares in the Trust as funding vehicles for the Variable Contracts, is the owner of record of substantially all of the shares of the Trust. In addition, JNL, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, JNL and JNLNY will solicit voting instructions from owners of the Variable Contracts regarding matters submitted to shareholder vote, and will vote the shares held by its Accounts in accord with the voting instructions received from Variable Contract owners and plan participants to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by JNL through its general account, and shares held in the Accounts for which no voting instructions are received from Contract owners and plan participants, also will be voted in the same proportions as those shares for which voting instructions are received from Variable Contract owners and plan participants. This is sometimes referred to as "echo" voting.

         As of __________ the following persons beneficially owned more than 5% or more of the shares of the Acquiring Fund[s] indicated below: [TO BE UPDATED AS OF A DATE WITHIN 30 DAYS BEFORE FILING BY AMENDMENT]

------------------------------- ---------------------------- ---------------------------- ----------------------------
  JNL/PPM AMERICA HIGH YIELD         NAME AND ADDRESS            AMOUNT OF OWNERSHP       PERCENTAGE OF SHARES OWNED
             BOND
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

------------------------------- ---------------------------- ---------------------------- ----------------------------

------------------------------- ---------------------------- ---------------------------- ----------------------------
   JNL/PPM AMERICA BALANCED          NAME AND ADDRESS            AMOUNT OF OWNERSHP       PERCENTAGE OF SHARES OWNED
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

------------------------------- ---------------------------- ---------------------------- ----------------------------

         Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Acquiring Fund shares owned by the relevant Investment Divisions. As noted above, Contract owners and plan participants have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts. To the knowledge of management of the Trust, the following person(s) may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Acquiring Fund: [TO BE UPDATED AS OF A DATE WITHIN 30 DAYS BEFORE FILING BY AMENDMENT, IF APPLICABLE]

         The S&P Funds noted above are Funds of the Trust. The address for the S&P Funds and Jackson National Life Insurance Company is 1 Corporate Way, Lansing, Michigan 48951.


                        INVESTMENT ADVISER, SUB-ADVISERS
                           AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER

     Jackson National Asset Management, LLC ("JNAM" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust. As investment adviser, JNAM provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom.

     JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Prior to January 31, 2001, Jackson National Financial Services, LLC, ("JNFS") an affiliate of JNAM, acted as investment adviser to the Trust. JNAM assumed all related investment management duties from JNFS pursuant to a Plan of Merger dated January 31, 2001. The Board of Trustees approved the merger on November 9, 2000. Prior to July 1, 1998, Jackson National Financial Services, Inc., an affiliate of JNAM acted as investment adviser to the Trust.

     The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays Adviser a fee in respect of each Acquiring Fund as described in the Prospectus/Proxy Statement. The fees paid by each Acquiring Fund to the Adviser for the fiscal years ended December 31, 2001, December 31, 2002 and December 31, 2003 are shown in the following table: [TO BE UPDATED BY AMENDMENT]

------------------------------- ---------------------------- ---------------------------- ----------------------------
        ACQUIRING FUND                     2001                         2002                         2003
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
JNL/PPM AMERICA BALANCED
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
JNL/PPM AMERICA HIGH YIELD
BOND
------------------------------- ---------------------------- ---------------------------- ----------------------------

INVESTMENT SUB-ADVISERS

     In addition to providing the services described above, the Adviser may, subject to the approval of the Trustees of the Trust, select, contract with and compensate sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

     PPM America, Inc. ("PPM"), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to JNL/PPM America Balanced and JNL/PPM America High Yield Bond. PPM, an affiliate of JNAM, is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

                           TRUSTEES' CONSIDERATION OF
                 INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

     Under the 1940 Act, an investment advisory or sub-advisory contract initially must be approved by a vote of the majority of the outstanding voting securities of the investment company (which, in the case of a newly organized Fund, may be a vote by the sole initial shareholder), and may continue in effect for a period longer than two years from the date of its execution only so long as continuance is specifically approved at least annually by the Trustees or by a vote of the majority of the outstanding voting securities of the investment company.

     Further, the 1940 Act requires that an investment advisory or sub-advisory agreement, or the continuance thereof, be approved by a vote of the majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval. The 1940 Act also places a specific duty upon the Trustees to request and evaluate, and a corresponding duty upon the investment adviser or sub-adviser to furnish, such information as reasonably may be necessary to evaluate the terms of the agreement.

     The Trustees are presented at each of their regular meetings with reports and analyses by the Adviser and the sub-advisers regarding (i) the investment performance of each Fund of the Trust, in relation to benchmark indices and in relation to other funds having similar investment objectives; (ii) Fund brokerage; and (iii) portfolio compliance matters. In addition to submitting quarterly written reports regarding the Funds under their management, portfolio management representatives of the Trust's sub-advisers also make in-person reports to the Trustees on a rotating basis, so that each sub-adviser makes an in-person presentation to the Trustees approximately annually.

     The Trustees review and consider these reports and presentations as part of their responsibility to manage the affairs of the Trust. These reports and presentations also form a part of the information considered by the Trustees in determining whether to approve the continuation of the agreements with the Adviser and each sub-adviser.

     Described below is a summary of additional information provided to and considered by the Trustees, and their conclusions with respect thereto, that formed the basis of the Trustees' approval of the current investment advisory and sub-advisory agreements of the Trust.

          INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT WITH THE ADVISER

     The current Investment Advisory and Management Agreement between the Trust and the Adviser contemplates a "manager of managers" structure whereby the Adviser, with the approval of the Trustees but without necessity of obtaining shareholder approval, may select, retain and compensate sub-advisers for the Funds, or materially amend agreements with sub-advisers. The Adviser and the Trust have been granted an exemption by the SEC. The "manager of managers" structure was approved by the Trustees at a meeting held May 11, 2000. The form of the Investment Advisory and Management Agreement with the Adviser's predecessor, JNFS, was approved by the Trustees at a meeting held August 10, 2000, and was submitted to shareholders of the Trust for approval at a meeting of shareholders held October 10, 2000. The agreement was approved by the shareholders of each Fund of the Trust, and became effective as of January 31, 2001.

     Annual continuance of the Investment Advisory and Management Agreement between the Trust and the Adviser most recently was approved by the Trustees at their September 2003 meeting. The Trustees were presented by the Adviser with information regarding (i) the nature of the services to be provided to the Trust by the Adviser, including its procedures for monitoring and evaluating sub-advisers and service providers; (ii) the investment performance of the Funds in comparison with their benchmark indices and in comparison with other investment company portfolios having similar investment objectives; (iii) the fees proposed to be charged the Trust by the Adviser, in comparison with the fees charged other underlying funds of variable annuity products, including the facts that (a) the proposed 20 bps reduction in fees for all Funds that approved the 20 bps Rule 12b-1 fee proposed to be charged to the Funds' Class A shares,
(b) the proposed further reduction in fees to be charged to certain Funds, if the shareholders approved sub-advisory agreements with Curian, and (c) as to the other Funds the proposed fees under the new investment advisory agreement were the same as those under the then-existing agreement; (iv) ancillary benefits which might be expected to accrue to the Adviser in respect of its investment advisory relationship with the Trust, including the fees payable to JNAM as administrator; (v) the overall expenses of the Trust in comparison with other underlying funds of variable annuity products; (vi) the Adviser's profitability with respect to its services as Adviser and Administrator and (vii) information regarding the Adviser's personnel rendering services to the Trust.

     In determining to approve the Investment Advisory and Management Agreement with JNAM, the Trustees considered the information provided by the Adviser indicating: (i) the services to be provided by the Adviser under the agreement were necessary for the operation of the Trust; (ii) the quality of the services which had been provided by the Adviser in the past, as evidenced by the investment performance of the Funds in relation to their benchmark indices and in relation to other investment company portfolios with similar investment objectives, was within reasonable expectations; and (iii) the compensation proposed to be paid the Adviser for its services under the agreement, including ancillary benefits, and the overall expenses of the Trust, were reasonable both in relation to the nature and quality of the services to be provided by the Adviser, and in relation to the fees and expenses of other underlying funds of variable annuity products.

     The Investment Advisory and Management Agreement has been amended on several occasions since its approval by the Trustees and the shareholders, in connection with the establishment of the new Funds of the Trust. In each such case, the approval of such amendment by the Trustees has been given based on information, prepared by the Adviser, regarding:

     o the services to be provided by the Adviser under the amended agreement in respect of such new Funds and

     o the compensation to be paid the Adviser for its services under the amended agreement in respect of such new Funds, including ancillary benefits, in relation to:

     o both the nature and quality of the services to be provided by the Adviser, and

     o to the fees and expenses of other underlying funds of variable annuity products.

                        SUB-ADVISORY AGREEMENTS WITH PPM

         The Trustees approved continuation of agreements with PPM in January 2004. In determining to approve the continuation of these agreements, the Trustees considered information regarding PPM provided by PPM, as well as information and analysis provided by the Adviser with respect to PPM. Specifically, the types of information considered by the Trustees in determining that continuation of the sub-advisory agreements were in the best interests of the Acquiring Funds and their shareholders, were the following:

     o The Trustees were provided with PPM's statement of investment philosophy and criteria used for security selection indicating that PPM continued to adhere to the investment philosophy and security selection criteria that were a basis for PPM's initial retention by the Trust.

     o The Trustees were presented with a comparison, prepared by the Adviser, of the sub-advisory fee of each Acquiring Fund with the fees of other underlying funds of variable annuities having similar investment objectives indicating that the fees of PPM were reasonable in relation to the sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o    The  Trustees   were  provided   information   by  PPM  regarding  its
          profitability with respect to its services to the Trust indicating the profits of PPM were not excessive.

     o The Trustees were presented with an analysis, prepared by the Adviser, of the performance of each Acquiring Fund compared to its benchmark index and compared also to other investment company portfolios having similar investment objectives, indicating that, while the Acquiring Funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each Acquiring Fund was within reasonable expectations.

     o The Trustees were provided information regarding PPM's investment personnel rendering services to the Trust, and the Adviser's analysis that it was satisfied that PPM was devoting adequate personnel resources to the Acquiring Funds.

     o The Trustees were provided information, prepared by the Adviser, regarding ancillary benefits gained by PPM in connection with its services to the Trust. The information provided to the Trustees indicated the ancillary benefits, if any, gained by PPM were not material.

     o The Adviser represented to the Trustees it was satisfied with PPM's compliance and administrative procedures. The Adviser advised the Trustees there had been no material violations of the Acquiring Funds' investment policies or PPM's code of ethics and that it had experienced no administrative problems with PPM.

     o The Trustees were provided with information regarding PPM's brokerage policies, directed brokerage policies and use of soft dollar credits generated by brokerage transactions for the Acquiring Funds to acquire investment research, indicating such ancillary benefits to PPM were reasonable in amount and did not impose additional costs on the Funds.

     As compensation for its services, PPM receives fees from the Adviser computed separately for each Acquiring Fund. The fee for each Acquiring Fund is stated as an annual percentage of the net assets of such Fund, and is calculated based on the average net assets of the Fund.

     The following is a schedule of the management fees the Adviser currently is obligated to pay PPM out of the advisory fees the Adviser receives from the Acquiring Funds as described elsewhere in this SAI and the Prospectus/Proxy
Statement:

---------------------------------------- -------------------------------------- --------------------------------------
            ACQUIRING FUND                              ASSETS                                  FEES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
JNL/PPM America Balanced                 $0 to $50 million                      0.25%
                                         $50 million to $150 million            0.20%
                                         $150 million to $300 million           0.175%
                                         $300 million to $500 million           0.15%
                                         Over $500 million                      0.125%
---------------------------------------- -------------------------------------- --------------------------------------
JNL/PPM America High Yield Bond          $0 to $50 million                      0.25%
                                         $50 million to $150 million            0.20%
                                         $150 million to $300 million           0.175%
                                         $300 million to $500 million           0.15%
                                         Over $500 million                      0.125%
---------------------------------------- -------------------------------------- --------------------------------------

     The sub-advisory fees payable by the Adviser to a sub-adviser may be reduced as agreed to by the parties from time to time.

     Subject to the supervision of the Adviser and the Trustees pursuant to investment sub-advisory agreements entered into between the Adviser and PPM, the sub-adviser invests and reinvests the Acquiring Funds' assets consistent with the Funds' respective investment objectives and policies. Each investment sub-advisory agreement continues in effect for each Acquiring Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust and by the shareholders of the affected Fund or the Board of Trustees. A sub-advisory agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Fund to which such agreement relates, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser with respect to an Acquiring Fund. Additional Funds may be subject to a different agreement. PPM is responsible for compliance with or has agreed to use their best efforts to manage the Acquiring Funds to comply with the provisions of Section 817(h) of the Internal Revenue Code, applicable to each Acquiring Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts).

                               ADMINISTRATIVE FEE

     Each Acquiring Fund pays to JNAM (the "Administrator") an Administrative Fee of 0.10% of the average daily net assets of the Acquiring Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Acquiring Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Acquiring Fund. Each Acquiring Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees.

                                 THE DISTRIBUTOR

     Jackson National Life Distributors, Inc. (the "Distributor" or "JNLD"), 8055 E. Tufts Avenue, Denver, Colorado 80237 is the distributor of the shares of the Trust. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Distribution Agreement was approved by the Board of Trustees on December 12, 2002.

     The Distributor receives payments from certain of the sub-advisers under "Marketing and Service Allowance Agreements" between the Distributor and such sub-advisers, calculated as a stated percentage of the net assets of the Funds of the Trust as to which such sub-adviser is sub-adviser. Such payments compensate the Distributor for its services in connection with the servicing of contract holders and in connection with the promotion, distribution and marketing of contracts the premiums under which may be allocated to investments in the Funds of the Trust of which the sub-adviser making such payments is the sub-adviser.

                           BROKERAGE ENHANCEMENT PLAN

     The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, the Adviser, or the Distributor (referred to as the "disinterested Trustees") and the shareholders of certain Funds have voted pursuant to the provisions of Rule 12b-1 under the 1940 Act to adopt a Brokerage Enhancement Plan (the "BEP") for the purpose of utilizing the Trust's brokerage commissions, to the extent available, to promote the sale and distribution of the Trust's shares (either directly or through the sale of variable insurance products funded by the Trust).

     In addition, under the BEP, the Adviser or a sub-adviser, subject to the requirement to seek best price and execution, may effect brokerage transactions in portfolio securities through broker-dealers that agree to direct a portion of the brokerage commissions paid by the Funds to introducing brokers, including the Distributor or its affiliates ("Brokerage Payments"), or to grant credits, benefits or other services from the broker-dealer ("Brokerage Credits"), in either case to be used directly or indirectly by the Distributor to finance and promote the distribution of the Trust's shares. It is anticipated that activities or services procured through Brokerage Payments and Brokerage Credits given to the Distributor will include:

     o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing or relating to the Trust, the Funds, or the Variable Contracts.

     o Holding or participating in seminars and sales meetings designed to promote the distribution of shares of the Trust, the Funds or the Variable Contracts, including materials intended either for broker-dealer only use or for retail use.

     o Providing information about the Trust, its Funds or the Variable Contracts, or mutual funds or variable contracts in general, to registered representatives of broker-dealers.

     o    Providing   assistance  to  broker-dealers  that  are  conducting  due diligence on the Trust or its Funds or the Variable Contracts.

     o Payment of marketing fees or allowances requested by broker-dealers who sell Variable Contracts.

     o Obtaining information and providing explanations to Variable Contract owners regarding Fund investment options and policies and other information about the Trust and its Funds, including the performance of the Funds.

     o    Training sales personnel regarding sales of Variable Contracts.

     o Personal service or maintenance of the Variable Contract owner accounts.

     o Financing any other activity that is intended to result in the sale of Trust shares or the Variable Contracts.

     The Distributor is obligated to use all amounts generated through the use of brokerage commissions under the BEP for distribution expenses. The BEP directly benefits the Distributor in that amounts expended under the BEP help defray, in whole or in part, distribution expenses that otherwise might be borne by the Distributor or an affiliate. In addition, the BEP also may benefit the Adviser, in that an increase in the Trusts' assets would increase the advisory fees paid to the Adviser. The Distributor is not obliged under the BEP to allocate, and does not attempt to allocate, the Brokerage Payments or Brokerage Credits generated under the BEP to finance distribution activities or expenses relating only to the Fund the brokerage transactions of which resulted in such Brokerage Payments or Brokerage Credits.

     On September 25, 2003, the Board of Trustees of the Trust, including all of the Independent Trustees, approved the Amended Plan pursuant to Rule 12b-1 with respect to the Class A shares and the Class B shares of each Acquiring Fund. Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with JNLD, dated December 12, 2002. The Amendment to the Distribution Agreement reflects the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Current shareholders of each Acquiring Fund, who will become the Class A shareholders of that Acquiring Fund under the multi-class plan, must approve the Amended Plan before it becomes effective for that Acquiring Fund.

     Under the Amended Plan, (a) each Acquiring Fund will accrue daily and pay quarterly to JNLD a Rule 12b-1 fee at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A shares of the Acquiring Fund and (b) each Acquiring Fund may use available Fund commissions to promote the sale of Class A and Class B Fund shares (through the promotion and sale of Variable Contracts). To the extent consistent with the Amended Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services. The types of services and expenses that may be reimbursed or compensated by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:

     o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Companies or the Acquiring Funds, including materials intended for use by Jackson National Life and its affiliates, or for broker-dealer only use or retail use;

     o Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of shares of the Companies or the Acquiring Funds;

     o Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Acquiring Funds.

     o Obtaining information and providing explanations to Variable Contract owners regarding the Acquiring Funds' investment objectives and policies and other information about the Companies and the Funds, including the performance of the Funds.

     o Training sales personnel regarding the sale of Variable Contracts that relate to the Acquiring Funds offered in those Variable Contracts.

     o Financing any other activity that the Companies' Board determines are primarily intended directly or indirectly to result in the servicing or sale of Acquiring Fund shares.

     The Amended Plan does not change the substantive provisions of the Existing Plan relating to the use of Fund brokerage commissions to promote sales of Acquiring Fund shares, except that the Amended Plan makes those provisions applicable to the newly created Class B Shares of each Acquiring Fund. It is not anticipated that adoption of the Amended Plan will affect the amount or percentage of Fund brokerage commissions used to promote sales of Acquiring Fund shares, except that to the extent that adoption of the multi-class plan and the Amended Plan leads to an increase in sales of Acquiring Fund shares and an increase in Acquiring Fund assets, the Funds are likely to engage in more brokerage transactions, a larger amount of which may be used to promote sales of Fund shares.

     The Amended Plan is expected to become effective on or about December 15, 2003, with respect to each Acquiring Fund whose shareholders approve the plan.

     The BEP provides (1) that it is subject to annual approval of continuance by the Trustees and the disinterested Trustees; (2) that the Distributor must provide the Trustees with a quarterly written report of payments made under the BEP and the purpose of the payments and (3) that the BEP may be terminated at any time by the vote of a majority of the disinterested Trustees. The BEP may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material BEP amendments must be approved by a vote of the disinterested Trustees.

     The table below sets out the amount of commissions paid by each Acquiring Fund during the fiscal year ended December 31, 2003 to brokers under the BEP, the dollar amounts of such commissions recaptured by the Distributor pursuant to the BEP, and the percentage of the net assets of each Acquiring Fund as of December 31, 2003 which such recaptured amounts represent. [TO BE UPDATED BY AMENDMENT]

                                                        Dollar Amount
                                                        Recaptured by
                             Commissions paid to         Distributor
                              Brokers under the             under             Recaptured Amount
                             Brokerage Enhancement    Brokerage Enhancement   as Percentage of
                                   Plan                     Plan              Fund Net Assets
                           -------------------------  --------------------  -------------------------
JNL/PPM America Balanced

JNL/PPM America High Yield
Bond

                    ACQUIRING FUND TRANSACTIONS AND BROKERAGE

     Pursuant to the Sub-Advisory Agreements, the sub-adviser to the Acquiring Funds, PPM, is responsible for placing all orders for the purchase and sale of portfolio securities of the Acquiring Funds with brokers or dealers selected in their discretion. The sub-adviser is obliged to place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the Trust ("best execution"), and the sub-adviser has adopted policies and procedures intended to assist it in fulfilling that obligation. In doing so, an Acquiring Fund may pay higher commission rates than the lowest available when sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.

     The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Acquiring Funds' transactions. Over-the-counter stocks, bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

     Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the sub-adviser will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

     In selecting brokers and dealers through which to effect transactions, PPM gives consideration to a number of factors described in its policy and procedures. The sub-adviser's policies and procedures generally include as factors for consideration such matters as price, confidentiality, dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by the sub-adviser, either in terms of a particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

     Under the terms of the Sub-Advisory Agreements, and subject to best execution, PPM also expressly is permitted to give consideration to the value and quality of any research, statistical, quotation or valuation services provided to the sub-adviser by the broker or dealer. In placing a purchase or sale order, the sub-adviser may use a broker whose commission in effecting the transaction is higher than that another broker might have charged for the same transaction if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser. Research services provided by brokers and dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Research services provided by brokers through which the sub-adviser effects Acquiring Fund transactions may be used by the sub-adviser in serving any or all of its accounts, and not all such services may be used by the sub-adviser in connection with the sub-adviser's services to the Trust.

     Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a sub-adviser in addition to selling the securities to the Acquiring Fund or other advisory clients of the sub-adviser.

     During the fiscal year ended December 31, 2003, the Acquiring Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to brokers who provided research services to the Acquiring Fund's sub-adviser: [TO BE UPDATED BY AMENDMENT IF APPLICABLE]

     Pursuant to the BEP, the Adviser may direct a sub-adviser to seek to effect a portion of a Fund's brokerage transactions through broker-dealers which will grant Brokerage Payments or Brokerage Credits which can be used by the Distributor under the BEP, subject to the requirement of best price available and most favorable execution.

     The Trustees periodically review the sub-adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Acquiring Funds and review commissions paid by the Funds over a period of time to determine if they are reasonable in relation to the benefit to the Funds.

     Portfolio transactions for an Acquiring Fund may be executed on an agency basis through brokers that are affiliated with the Trust, the Adviser or a sub-adviser, if, in the sub-adviser's judgment, the use of such affiliated brokers is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, the affiliated broker charges the Fund a commission rate consistent with those charged by the affiliated broker to comparable unaffiliated customers in similar transactions. All transactions with affiliated brokers must comply with Rule 17e-1 under the 1940 Act, and are reported to and reviewed by the Trustees on a regular basis.

     Subject to compliance with Rule 10f-3 under the 1940 Act, sub-advisers are permitted to purchase securities from an underwriting syndicate in which an affiliate of the sub-adviser is a member. All such transactions are reported to and reviewed by the Trustees on a regular basis.

     Subject to compliance with Rule 17a-7 under the 1940 Act, sub-advisers are permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the sub-adviser. All such transactions are reported to and reviewed by the Trustees on a regular basis.

     There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a sub-adviser, or an affiliated company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or the sub-adviser believes that to do so is in the interest of the Fund and the other accounts participating. When such concurrent authorizations occur the executions will be allocated in an equitable manner.

     During the past three fiscal years, the Acquiring Funds paid the following amounts in brokerage commissions for portfolio transactions: [TO BE UPDATED AS OF A DATE WITHIN 30 DAYS BEFORE FILING BY AMENDMENT]


                                            Fiscal Year Ended          Fiscal Year Ended         Fiscal Year Ended
                                            DECEMBER 31, 2003          DECEMBER 31, 2002         DECEMBER 31, 2001
                                            -----------------          -----------------         -----------------

JNL/PPM America Balanced*                                                 $  131,709                $  100,973

JNL/PPM America High Yield Bond*                                          $  0                      $   0
-----------------
* Commenced operations on May 15, 1995.

     [During the past three fiscal years, the Acquiring Funds paid the following amounts in brokerage commissions to affiliated broker-dealers: [TO BE UPDATED BY AMENDMENT, IF APPLICABLE]

     [Each of the broker-dealers listed above is affiliated with the Trust through a sub-adviser.]

     [As of December 31, 2003, the Acquiring Funds owned securities of one of the Trust's regular broker-dealers, or a publicly traded parent company of such broker-dealer] [TO BE UPDATED BY AMENDMENT, IF APPLICABLE]

                                 CODE OF ETHICS

     To mitigate the possibility that the Acquiring Funds will be adversely affected by personal trading of employees, the Trust, the Adviser, PPM and JNLD have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds of the Trust. The Trust's and the Adviser Codes complies, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     An insurance company may purchase shares of the Acquiring Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company's separate accounts. These separate accounts are funded by shares of the Trust.

     All investments in the Trust are credited to the shareholder's account in the form of full and FRACTIONAL shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     As stated in the Prospectus/Proxy Statement, the net asset value ("NAV") of an Acquiring Fund's shares is determined once each day on which the New York Stock Exchange ("NYSE") is open (a "Business Day") at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Fund's shares is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation. A Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

     The Trustees have adopted procedures pursuant to which the Administrator may determine, subject to ratification by the Board of Trustees, the "fair value" of securities for which a current market price is not available.

     The Acquiring Funds may invest in securities that are traded in European and Far Eastern securities markets. Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally, or in a particular country or countries, may not take place on all Business Days due to differing national holidays or for other reasons. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund's NAV is not calculated.

     A Fund calculates its NAV per share, and effects sales, redemptions and repurchase of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund's NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the
Trust's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Trust's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator adjusts the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value.

     The Trust may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

           DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

DESCRIPTION OF SHARES

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue any number of Fund shares. In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

VOTING RIGHTS

     Shareholders are entitled to one vote for each share held. Except for matters affecting a particular Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

     In matters affecting only a particular Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only that Fund even though: (1) the matter has not been approved by a majority vote of the shares of any other Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.

     Because shares in the Trust are sold only to Jackson National Life Insurance Company and to certain qualified retirement plans, Jackson National Life Insurance Company, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson National Life Insurance Company, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson National Life Insurance Company will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accord with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by Jackson National Life Insurance Company through its general account, as well as shares held by its separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson National Life Insurance Company in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.

     Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

     o    designate a Fund of the Trust; or

     o    change the name of the Trust; or

     o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

     If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable when issued.

SHAREHOLDER INQUIRIES

     All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of the Prospectus/Proxy Statement or SAI.

                                   TAX STATUS

     The Trust's policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986 ("Code"). Each Fund, including the Acquiring Funds, intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income or excise tax. In addition, each Fund intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts. If any Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of Section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

     All income dividends and capital gain distributions, if any, on Fund shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

     Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

                               GENERAL INFORMATION

     CUSTODIAN AND TRANSFER AGENT. The custodians have custody of all securities and cash of the Trust, including the Acquiring Funds, maintained in the United States and attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

     Boston  Safe  Deposit  and  Trust  Company,   One  Boston  Place,   Boston,
Massachusetts 02108, acts as custodian for JNL/PPM America Balanced and JNL/PPM America High Yield Bond.

     JNAM is the transfer agent and dividend-paying agent for each Fund of the Trust, including the Acquiring Funds.

     INDEPENDENT ACCOUNTANTS. The Trustees have appointed KPMG LLP as the Trust's independent accountants. KPMG LLP, 303 E. Wacker Drive, Chicago, Illinois 60601, will audit and report on the Trust's annual financial statements and will perform other professional accounting, auditing and advisory services when engaged to do so by the Trust. Prior to April 2001, another auditing firm acted as independent accountants for the Trust.

                              FINANCIAL STATEMENTS

ACQUIRING FUNDS

     The financial statements of JNL/PPM America Balanced and JNL/PPM America High Yield Bond are incorporated by reference herein from the Annual Report to shareholders of the Trust for the fiscal year ended December 31, 2003 showing the financial statements for the Acquiring Funds as of that date.

ACQUIRED FUNDS

     The financial statements of JNL/Salomon Brothers Balanced and JNL/Salomon Brothers High Yield Bond are incorporated by reference herein from the Annual Report to shareholders of the Trust for the fiscal year ended December 31, 2003 showing the financial statements for the Acquired Funds as of that date.

                                                                        APPENDIX

--------------------------------------------------------------------------------


                             RATINGS OF INVESTMENTS

--------------------------------------------------------------------------------


RATINGS BY MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

COMMERCIAL PAPER RATINGS. The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

BOND RATINGS.
         AAA. Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         AA. Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         BAA. Bonds which are rated BAA are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA. Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B. Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         CAA. Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

         CA. Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS SERVICES ("S&P")

ISSUE CREDIT RATINGS DEFINITIONS. A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS. Issue credit ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accord with the terms of the obligation;
         2. Nature of and provisions of the obligation;
         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

         AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA. An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC. An obligation rated CC is currently highly vulnerable to nonpayment.

         C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         R. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS.
         A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS. Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

                                     PART C:

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     The foregoing indemnification arrangements are subject to the provisions of
Section 17(h) of the Investment Company Act of 1940.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant, and by separate agreement Jackson National Life Insurance Company has agreed to indemnify trustees of the Registrant who are not interested persons of the Registrant or its investment adviser.

ITEM 16.  EXHIBITS

Exhibits.

(1) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(2) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post- Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(3)  Inapplicable.

(4) Plan of Reorganization. Filed herewith as Exhibit A to the Prospectus/Proxy Statement.

(5)  Inapplicable.

(6)(i) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(6)(ii) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(6)(iii) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(6)(iv) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(6)(v) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(6)(vi) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(6)(vii) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(6)(viii) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(6)(ix) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(6)(x) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(6)(xi) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(6)(xii) Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset
     Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(6)(xiii) Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(6)(xiv) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post- Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(6)(xv) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post- Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(6)(xvi) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(6)(xvii) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(6)(xviii) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(7)(i) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(7)(ii) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(7)(iii) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(7)(iv) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post- Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(7)(v) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(7)(vi) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post- Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(7)(vii) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post- Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(7)(viii)Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post- Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(7)(ix) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(7)(x) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

(7)(xi) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(8)  Inapplicable.

(9)(i) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

(9)(ii) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(9)(iii) Custody  Contract  between  Registrant  and Boston Safe Deposit & Trust
     Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(9)(iv) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

(9)(v) Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(9)(vi) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(9)(vii) Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(10)(i) Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(10)(ii) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(10)(iii) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(10)(iv) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(10)(v) Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(11) Opinion  and  Consent  of  Counsel  regarding   legality  of  shares  being
     registered. To be filed by amendment.

(12) Opinion and Consent of Counsel regarding tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement. To be filed by amendment.

(13)(i) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

(13)(ii) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post- Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(13)(iii) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(13)(iv) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post- Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(13)(v) Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post- Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(13)(vi) Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post- Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(13)(vii) Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post- Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(13)(viii) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post- Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(13)(ix) Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(13)(x) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post- Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(13)(xi) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(13)(xii) Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(13)(xiii)Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002. (13)(xiv) Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(13)(xv) Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(13)(xvi) Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(13)(xvii) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(13)(xviii) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(14)(i) Consent of KPMG LLP, Independent Auditors, regarding the audited financial statements and highlights of the Acquired Funds. To be filed by amendment.

(14)(ii) Consent of KPMG, LLP, Independent Auditors, regarding the audited financial statements and highlights of the Acquiring Funds. To be filed by amendment.

(15) Inapplicable.

(16) Powers of Attorney. Filed herewith.

(17)(i) Form of Proxy Card. Filed herewith.

(17)(ii) Form of Voting Instruction Card. Filed herewith.

ITEM 17.  UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


ITEM 18.  ANNUAL REPORT - TO BE FILED BY AMENDMENT.

                                   SIGNATURES


         As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Lansing and State of Michigan, on the 30th day of January, 2004.

                            JNL SERIES TRUST


                            By:  /S/ ROBERT A. FRITTS*
                                ----------------------------------
                                 Robert A. Fritts
                                 President, Chief Executive Officer and Trustee (Principal Executive Officer)

         As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated:


/S/ ANDREW B. HOPPING*                                         January 30, 2004
----------------------
Andrew B. Hopping
Chairman of the Board and Trustee

/S/ ROBERT A. FRITTS*                                          January 30, 2004
---------------------
Robert A. Fritts
President, Chief Executive Officer and Trustee

/S/ JOSEPH FRAUENHEIM*                                         January 30, 2004
---------------------
Joseph Frauenheim
Trustee

/S/ RICHARD MCLELLAN*                                          January 30, 2004
--------------------
Richard McLellan
Trustee

/S/ DOMINIC D'ANNUNZIO*                                        January 30, 2004
----------------------
Dominic D'Annunzio
Trustee

/S/ MICHAEL BOUCHARD*                                          January 30, 2004
--------------------
Michael Bouchard
Trustee

/S/ MICHELLE ENGLER*                                           January 30, 2004
-------------------
Michelle Engler
Trustee

/S/ MARK D. NERUD*                                             January 30, 2004
------------------
Mark D. Nerud
Vice President, Treasurer and Chief Financial Officer
(Principal Financial and Accounting Officer)

* By:  /S/ THOMAS J. MEYER
         Thomas J. Meyer
         Attorney-in-Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.



/s/ Andrew B. Hopping                                          December 11, 2003
---------------------                                          -----------------
Andrew B. Hopping                                              Date

/s/ Robert A. Fritts                                           December 11, 2003
---------------------                                          -----------------
Robert A. Fritts                                               Date

/s/ Joseph Frauenheim                                          December 11, 2003
---------------------                                          -----------------
Joseph Frauenheim                                              Date

/s/ Richard McLellan                                           December 11, 2003
---------------------                                          -----------------
Richard McLellan                                               Date

/s/ Dominic D'Annunzio                                         December 11, 2003
---------------------                                          -----------------
Dominic D'Annunzio                                             Date

/s/ Michael Bouchard                                           December 11, 2003
---------------------                                          -----------------
Michael Bouchard                                               Date

/s/ Michelle Engler                                            December 11, 2003
---------------------                                          -----------------
Michelle Engler                                                Date

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.



/s/ Mark D. Nerud                        JANUARY 29, 2004
-------------------------------          ----------------
Mark D. Nerud                            Date

                                  EXHIBIT LIST

EXHIBIT NUMBER                              EXHIBIT TITLE

Exhibit A to Prospectus/Proxy Statement     Plan of Reorganization

(16)                                        Powers of Attorney

(17)(i)                                     Form of Proxy Card

(17)(ii)                                    Form of Voting Instruction Card